Schedule of Investments (unaudited) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$10	$10,460
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	22	23,301
3.63%, 05/01/22	22	22,746
3.65%, 11/01/24 (Call 08/01/24)	10	10,526
WPP Finance 2010
3.75%, 09/19/24	37	38,877
4.75%, 11/21/21	8	8,375

		114,285

Aerospace & Defense — 0.7%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	22	21,828
2.70%, 02/01/27 (Call 12/01/26)	10	10,177
2.95%, 02/01/30 (Call 11/01/29)	13	13,399
3.10%, 05/01/26 (Call 03/01/26)	15	15,623
3.38%, 06/15/46 (Call 12/15/45)	10	10,084
3.60%, 05/01/34 (Call 02/01/34)	15	16,257
3.63%, 03/01/48 (Call 09/01/47)	10	10,493
3.75%, 02/01/50 (Call 08/01/49)	15	16,268
3.83%, 03/01/59 (Call 09/01/58)	10	10,669
6.88%, 03/15/39	10	14,779
Embraer Netherlands Finance BV
5.05%, 06/15/25	10	10,951
5.40%, 02/01/27	22	24,753
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	10	10,323
3.50%, 05/15/25 (Call 03/15/25)	10	10,696
L3Harris Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)(a)	18	19,130
4.40%, 06/15/28 (Call 03/15/28)	7	7,816
4.85%, 04/27/35 (Call 10/27/34)	15	17,807
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	15	15,590
3.60%, 03/01/35 (Call 09/01/34)	45	49,630
3.80%, 03/01/45 (Call 09/01/44)	15	16,789
4.07%, 12/15/42	15	17,328
4.50%, 05/15/36 (Call 11/15/35)	15	17,952
Series B, 6.15%, 09/01/36	10	13,845
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	10	10,433
3.25%, 08/01/23	45	46,824
3.25%, 01/15/28 (Call 10/15/27)	22	22,957
3.50%, 03/15/21	15	15,282
4.03%, 10/15/47 (Call 04/15/47)	8	8,961
4.75%, 06/01/43	10	12,144
5.05%, 11/15/40	10	12,323
Northrop Grumman Systems Corp., 7.75%, 02/15/31	10	14,420
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	15	17,641
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	22	22,876
3.50%, 03/15/27 (Call 12/15/26)	22	23,480
4.80%, 12/15/43 (Call 06/15/43)	23	28,170
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	8	8,260
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)	6	6,041
2.80%, 05/04/24 (Call 03/04/24)	10	10,274
3.10%, 06/01/22	55	56,500
3.13%, 05/04/27 (Call 01/04/27)	13	13,630

Security	Par (000)	Value

Aerospace & Defense (continued)
3.65%, 08/16/23 (Call 07/16/23)	$10	$10,539
3.75%, 11/01/46 (Call 05/01/46)	10	10,993
3.95%, 08/16/25 (Call 06/16/25)	10	10,900
4.13%, 11/16/28 (Call 08/16/28)(b)	33	37,126
4.15%, 05/15/45 (Call 11/16/44)	35	40,222
4.45%, 11/16/38 (Call 05/16/38)	10	11,883
4.50%, 06/01/42	30	36,108
5.70%, 04/15/40	10	13,471
6.13%, 07/15/38	10	13,943
7.50%, 09/15/29	10	13,965

		901,553

Agriculture — 0.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	22	21,774
2.85%, 08/09/22	10	10,160
2.95%, 05/02/23	10	10,204
4.00%, 01/31/24	10	10,552
4.50%, 05/02/43	10	10,284
4.80%, 02/14/29 (Call 11/14/28)	60	66,351
5.38%, 01/31/44	32	36,172
5.80%, 02/14/39 (Call 08/14/38)	17	19,950
6.20%, 02/14/59 (Call 08/14/58)	10	11,989
Archer-Daniels-Midland Co., 4.54%, 03/26/42	10	12,078
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	10	10,004
3.22%, 08/15/24 (Call 06/15/24)	10	10,183
3.22%, 09/06/26 (Call 07/06/26)	10	10,012
3.46%, 09/06/29 (Call 06/06/29)	22	21,915
3.56%, 08/15/27 (Call 05/15/27)	22	22,393
4.39%, 08/15/37 (Call 02/15/37)	32	31,868
4.54%, 08/15/47 (Call 02/15/47)	10	9,826
4.76%, 09/06/49 (Call 03/06/49)	10	10,107
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	44	46,392
Philip Morris International Inc.
2.50%, 08/22/22	10	10,109
2.63%, 03/06/23	10	10,166
2.90%, 11/15/21	10	10,171
3.13%, 03/02/28 (Call 12/02/27)	8	8,247
4.13%, 03/04/43	10	10,857
4.25%, 11/10/44	32	35,836
4.88%, 11/15/43	22	26,285
6.38%, 05/16/38	22	30,516
Reynolds American Inc.
4.00%, 06/12/22	22	22,877
4.45%, 06/12/25 (Call 03/12/25)	20	21,417
5.70%, 08/15/35 (Call 02/15/35)	10	11,434
5.85%, 08/15/45 (Call 02/12/45)	22	24,869

		604,998

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	7	7,624
Series 2015-1, Class A, 3.38%, 11/01/28	10	10,443
Series 2019-1, Class AA, 3.15%, 08/15/33	57	58,543
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	11	11,048
Delta Air Lines Inc.
2.60%, 12/04/20	10	10,024
3.75%, 10/28/29 (Call 07/28/29)	7	6,912
3.80%, 04/19/23 (Call 03/19/23)	22	22,688

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	$10	$10,550
United Airlines 2019-2 Pass Through Trust, Series AA, 2.70%, 11/01/33	7	7,011

		144,843

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	10	10,226
3.63%, 05/01/43 (Call 11/01/42)	11	12,054
3.88%, 11/01/45 (Call 05/01/45)	15	17,377
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	10	10,773
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	10	10,558

		60,988

Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.70%, 09/09/21	22	21,920
2.05%, 01/10/23	10	10,018
2.15%, 09/10/24	10	10,005
2.30%, 09/09/26	15	15,014
2.40%, 06/27/24	22	22,224
2.65%, 02/12/21	10	10,085
3.45%, 07/14/23	15	15,719
3.50%, 02/15/28	15	16,179
Daimler Finance North America LLC, 8.50%, 01/18/31	10	15,011
Ford Motor Co.
4.75%, 01/15/43	10	8,729
6.63%, 10/01/28	80	87,078
7.45%, 07/16/31	10	11,613
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	200	209,396
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	33	33,767
4.88%, 10/02/23	17	18,290
5.00%, 10/01/28 (Call 07/01/28)	33	35,344
5.00%, 04/01/35	10	10,323
5.15%, 04/01/38 (Call 10/01/37)	8	8,213
5.40%, 04/01/48 (Call 10/01/47)	10	10,202
5.95%, 04/01/49 (Call 10/01/48)	10	10,904
6.25%, 10/02/43	22	24,453
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	10	10,114
3.45%, 04/10/22 (Call 02/10/22)	10	10,198
3.55%, 07/08/22	22	22,589
3.70%, 05/09/23 (Call 03/09/23)	13	13,375
3.85%, 01/05/28 (Call 10/05/27)	10	10,078
3.95%, 04/13/24 (Call 02/13/24)	10	10,396
4.15%, 06/19/23 (Call 05/19/23)	15	15,710
4.20%, 11/06/21	22	22,725
4.25%, 05/15/23	10	10,474
4.35%, 04/09/25 (Call 02/09/25)	22	23,162
5.10%, 01/17/24 (Call 12/17/23)	10	10,809
5.25%, 03/01/26 (Call 12/01/25)	10	10,916
PACCAR Financial Corp.
2.65%, 05/10/22	10	10,172
2.80%, 03/01/21	10	10,113
Toyota Motor Corp., 3.42%, 07/20/23	44	46,163
Toyota Motor Credit Corp.
2.15%, 09/08/22	65	65,437
2.25%, 10/18/23	10	10,092
2.63%, 01/10/23	18	18,351
2.65%, 04/12/22	10	10,178

Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 04/17/24	$10	$10,368
2.95%, 04/13/21	10	10,152
3.40%, 09/15/21	10	10,262
3.40%, 04/14/25	10	10,641
3.45%, 09/20/23	10	10,520

		997,482

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	37	39,314
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	10	10,219
5.25%, 05/15/49 (Call 11/15/48)	10	10,379
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	10	10,507

		70,419

Banks — 7.5%
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(c)	17	17,054
2.74%, 01/23/22 (Call 01/23/21)(c)	33	33,225
2.82%, 07/21/23 (Call 07/21/22)(c)	10	10,146
2.88%, 04/24/23 (Call 04/24/22)(c)	22	22,338
2.88%, 10/22/30 (Call 10/22/29)(c)	24	24,173
3.00%, 12/20/23 (Call 12/20/22)(c)	63	64,334
3.19%, 07/23/30 (Call 07/23/29)(c)	22	22,700
3.30%, 01/11/23	69	71,307
3.37%, 01/23/26 (Call 01/23/25)(c)	37	38,641
3.42%, 12/20/28 (Call 12/20/27)(c)	33	34,575
3.46%, 03/15/25 (Call 03/15/24)(c)	8	8,335
3.50%, 04/19/26	22	23,397
3.55%, 03/05/24 (Call 03/05/23)(c)	39	40,496
3.56%, 04/23/27 (Call 04/23/26)(c)	55	57,968
3.59%, 07/21/28 (Call 07/21/27)(c)	4	4,234
3.82%, 01/20/28 (Call 01/20/27)(c)	22	23,643
3.86%, 07/23/24 (Call 07/23/23)(c)	30	31,584
3.95%, 01/23/49 (Call 01/23/48)(c)	37	42,085
3.97%, 03/05/29 (Call 03/05/28)(c)	7	7,606
4.00%, 04/01/24	102	109,247
4.08%, 04/23/40 (Call 04/23/39)(c)	13	14,698
4.13%, 01/22/24	28	30,033
4.20%, 08/26/24	101	108,213
4.24%, 04/24/38 (Call 04/24/37)(c)	22	25,366
4.27%, 07/23/29 (Call 07/23/28)(c)	10	11,115
4.33%, 03/15/50 (Call 03/15/49)(c)	10	12,019
4.44%, 01/20/48 (Call 01/20/47)(c)	44	53,405
4.45%, 03/03/26	87	95,393
5.00%, 01/21/44	13	16,926
Series L, 3.95%, 04/21/25	22	23,366
Series L, 4.18%, 11/25/27 (Call 11/25/26)	15	16,238
Bank of Montreal
1.90%, 08/27/21	37	36,964
2.50%, 06/28/24	22	22,211
2.90%, 03/26/22	55	56,062
Series E, 3.30%, 02/05/24	8	8,327
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	25	25,032
2.05%, 05/03/21 (Call 04/03/21)	76	76,122
2.95%, 01/29/23 (Call 12/29/22)	26	26,736
3.00%, 10/30/28 (Call 07/30/28)	55	56,651
3.45%, 08/11/23	13	13,642
3.50%, 04/28/23	35	36,648
3.55%, 09/23/21 (Call 08/23/21)	20	20,578

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	$10	$10,613
Series G, 3.00%, 02/24/25 (Call 01/24/25)	10	10,403
Bank of Nova Scotia (The)
2.38%, 01/18/23	22	22,239
2.70%, 03/07/22	25	25,423
2.70%, 08/03/26	10	10,153
3.13%, 04/20/21	109	110,801
3.40%, 02/11/24	8	8,365
4.38%, 01/13/21	10	10,270
4.50%, 12/16/25	44	48,073
Barclays PLC, 3.93%, 05/07/25 (Call 05/07/24)(c)	200	208,268
BB&T Corp.
2.20%, 03/16/23 (Call 02/13/23)	35	35,079
2.50%, 08/01/24 (Call 07/01/24)	91	91,856
2.75%, 04/01/22 (Call 03/01/22)	22	22,345
3.05%, 06/20/22 (Call 05/20/22)	8	8,189
3.75%, 12/06/23 (Call 11/06/23)	22	23,233
BNP Paribas SA, 5.00%, 01/15/21	34	35,132
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	109	110,607
2.61%, 07/22/23 (Call 07/22/22)(c)	22	22,186
2.70%, 02/02/21	44	44,388
3.10%, 04/02/24	22	22,678
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(c)	8	8,014
2.70%, 03/30/21	44	44,366
2.70%, 10/27/22 (Call 09/27/22)	68	69,053
2.75%, 04/25/22 (Call 03/25/22)	5	5,074
2.90%, 12/08/21 (Call 11/08/21)	10	10,147
3.14%, 01/24/23 (Call 01/24/22)(c)	22	22,416
3.35%, 04/24/25 (Call 04/24/24)(c)	8	8,292
3.52%, 10/27/28 (Call 10/27/27)(c)	22	23,179
3.67%, 07/24/28 (Call 07/24/27)(c)	22	23,360
3.70%, 01/12/26	79	84,261
3.75%, 06/16/24	22	23,289
3.88%, 10/25/23	22	23,362
3.88%, 03/26/25	22	23,181
3.88%, 01/24/39 (Call 01/22/38)(c)	10	10,978
3.98%, 03/20/30 (Call 03/20/29)(c)	22	23,951
4.00%, 08/05/24	10	10,673
4.04%, 06/01/24 (Call 06/01/23)(c)	65	68,626
4.08%, 04/23/29 (Call 04/23/28)(c)	32	35,020
4.13%, 07/25/28	10	10,863
4.28%, 04/24/48 (Call 10/24/47)(c)	10	11,875
4.40%, 06/10/25	27	29,168
4.50%, 01/14/22	22	23,087
4.65%, 07/23/48 (Call 06/23/48)	61	75,752
4.75%, 05/18/46	22	26,243
5.30%, 05/06/44	22	27,775
5.50%, 09/13/25	23	26,280
5.88%, 01/30/42	10	13,897
6.63%, 06/15/32	10	13,300
8.13%, 07/15/39	10	16,585
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	22	22,036
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	22	24,191
Cooperatieve Rabobank UA
3.88%, 02/08/22	68	70,623
5.25%, 05/24/41	39	54,135
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	150	156,000
Deutsche Bank AG, 4.10%, 01/13/26	10	10,111

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/London, 3.70%, 05/30/24	$44	$44,281
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	13	13,392
3.95%, 03/14/28 (Call 02/14/28)	28	30,665
4.30%, 01/16/24 (Call 12/16/23)	72	77,388
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	33	33,099
2.88%, 02/25/21 (Call 01/25/21)	22	22,210
2.88%, 10/31/22 (Call 10/31/21)(c)	8	8,091
3.20%, 02/23/23 (Call 01/23/23)	22	22,634
3.27%, 09/29/25 (Call 09/29/24)(c)	22	22,714
3.50%, 01/23/25 (Call 10/23/24)	44	45,932
3.50%, 11/16/26 (Call 11/16/25)	22	22,959
3.75%, 05/22/25 (Call 02/22/25)	36	38,073
3.81%, 04/23/29 (Call 04/23/28)(c)	33	35,247
3.85%, 07/08/24 (Call 04/08/24)	20	21,172
3.85%, 01/26/27 (Call 01/26/26)	22	23,422
4.00%, 03/03/24	22	23,402
4.02%, 10/31/38 (Call 10/31/37)(c)	15	16,357
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	51	56,029
4.25%, 10/21/25	65	70,021
4.75%, 10/21/45 (Call 04/21/45)	25	30,671
4.80%, 07/08/44 (Call 01/08/44)	22	26,938
5.25%, 07/27/21	22	23,122
5.75%, 01/24/22	64	68,733
5.95%, 01/15/27	11	13,156
6.25%, 02/01/41	10	14,124
6.75%, 10/01/37	70	96,452
HSBC Holdings PLC
4.00%, 03/30/22	109	113,592
6.50%, 09/15/37	115	156,352
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	26	26,115
JPMorgan Chase & Co.
2.30%, 10/15/25 (Call 10/15/24)(c)	37	36,886
2.74%, 10/15/30 (Call 10/15/29)(c)	28	27,936
2.95%, 10/01/26 (Call 07/01/26)	33	34,078
2.97%, 01/15/23 (Call 01/15/22)	207	210,585
3.13%, 01/23/25 (Call 10/23/24)	33	34,251
3.21%, 04/01/23 (Call 04/01/22)(c)	34	34,786
3.25%, 09/23/22	10	10,328
3.51%, 06/18/22 (Call 06/18/21)(c)	44	44,925
3.51%, 01/23/29 (Call 01/23/28)(c)	44	46,641
3.54%, 05/01/28 (Call 05/01/27)(c)	10	10,594
3.56%, 04/23/24 (Call 04/23/23)(c)	91	94,795
3.78%, 02/01/28 (Call 02/01/27)(c)	22	23,651
3.80%, 07/23/24 (Call 07/23/23)(c)	123	129,427
3.88%, 07/24/38 (Call 07/24/37)(c)	22	24,316
3.90%, 01/23/49 (Call 01/23/48)(c)	26	29,162
3.96%, 01/29/27 (Call 01/29/26)(c)	22	23,769
3.96%, 11/15/48 (Call 11/15/47)(c)	40	45,242
4.20%, 07/23/29 (Call 07/23/28)(c)	24	26,666
4.25%, 10/01/27	37	40,886
4.26%, 02/22/48 (Call 02/22/47)(c)	20	23,623
4.95%, 06/01/45	22	27,597
5.50%, 10/15/40	20	26,834
5.60%, 07/15/41	25	34,333
6.40%, 05/15/38	15	21,644
KeyCorp., 5.10%, 03/24/21	37	38,454

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KfW
0.00%, 04/18/36(d)	$10	$6,978
0.00%, 06/29/37(d)	10	6,808
1.63%, 03/15/21	44	43,944
1.75%, 09/14/29	6	5,944
2.00%, 05/02/25	20	20,287
2.13%, 06/15/22	63	63,714
2.13%, 01/17/23	10	10,136
2.38%, 08/25/21	44	44,497
2.38%, 12/29/22	52	53,100
2.50%, 02/15/22	75	76,336
2.50%, 11/20/24	54	56,046
2.63%, 01/25/22	25	25,502
2.88%, 04/03/28	14	15,157
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	10	10,131
2.25%, 10/01/21	10	10,096
2.38%, 06/10/25(b)	20	20,655
Series 37, 2.50%, 11/15/27	10	10,494
Lloyds Banking Group PLC, 2.91%, 11/07/23 (Call 11/07/22)(c)	200	202,332
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	10	10,125
2.80%, 07/18/24	200	203,554
3.22%, 03/07/22	8	8,184
3.46%, 03/02/23	10	10,363
3.68%, 02/22/27	22	23,457
3.78%, 03/02/25	10	10,649
3.96%, 03/02/28	22	24,047
Morgan Stanley
2.50%, 04/21/21	22	22,127
2.72%, 07/22/25 (Call 07/22/24)(c)	20	20,228
2.75%, 05/19/22	10	10,140
3.13%, 01/23/23	42	43,155
3.13%, 07/27/26	48	49,766
3.59%, 07/22/28 (Call 07/22/27)(c)	22	23,318
3.75%, 02/25/23	13	13,613
3.77%, 01/24/29 (Call 01/24/28)(c)	22	23,600
3.95%, 04/23/27	26	27,864
3.97%, 07/22/38 (Call 07/22/37)(c)	22	24,229
4.00%, 07/23/25	97	104,979
4.10%, 05/22/23	13	13,724
4.30%, 01/27/45	20	23,540
4.35%, 09/08/26	22	24,082
4.38%, 01/22/47	10	11,976
4.43%, 01/23/30 (Call 01/23/29)(c)	19	21,427
4.46%, 04/22/39 (Call 04/22/38)(c)	10	11,713
5.50%, 07/28/21	59	62,253
6.38%, 07/24/42	22	32,454
7.25%, 04/01/32	20	28,506
Series F, 3.88%, 04/29/24	10	10,639
MUFG Americas Holdings Corp., 3.50%, 06/18/22	10	10,344
Northern Trust Corp.
2.38%, 08/02/22	10	10,104
3.15%, 05/03/29 (Call 02/03/29)	29	30,490
3.38%, 08/23/21	10	10,249
3.38%, 05/08/32 (Call 05/08/27)(c)	22	22,629
Oesterreichische Kontrollbank AG, 1.63%, 09/17/22	20	19,955
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	10	10,028
2.60%, 07/23/26 (Call 05/24/26)	12	12,165

Security	Par (000)	Value

Banks (continued)
3.15%, 05/19/27 (Call 04/19/27)	$87	$91,118
3.45%, 04/23/29 (Call 01/23/29)	10	10,698
3.90%, 04/29/24 (Call 03/29/24)	37	39,440
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	44	44,538
Royal Bank of Canada
2.25%, 11/01/24	10	9,981
2.55%, 07/16/24	10	10,134
2.80%, 04/29/22(b)	22	22,434
3.70%, 10/05/23	22	23,221
4.65%, 01/27/26	10	11,083
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	125	134,524
6.00%, 12/19/23	44	48,587
6.10%, 06/10/23	13	14,240
Santander Holdings USA Inc.
3.50%, 06/07/24 (Call 05/07/24)	22	22,567
4.50%, 07/17/25 (Call 04/17/25)	33	35,483
Santander UK PLC, 4.00%, 03/13/24	15	16,016
State Street Corp.
2.65%, 05/15/23 (Call 05/15/22)(c)	22	22,323
3.03%, 11/01/34 (Call 11/01/29)(c)	7	7,049
3.10%, 05/15/23	22	22,701
3.78%, 12/03/24 (Call 12/03/23)(c)	10	10,594
4.38%, 03/07/21	10	10,313
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	22	22,028
2.78%, 10/18/22	22	22,363
2.93%, 03/09/21	48	48,493
3.10%, 01/17/23	33	33,830
3.35%, 10/18/27	33	34,583
3.45%, 01/11/27	39	40,958
3.54%, 01/17/28	10	10,614
3.75%, 07/19/23	13	13,657
SunTrust Bank/Atlanta GA
3.00%, 02/02/23 (Call 01/02/23)	33	33,836
3.20%, 04/01/24 (Call 03/01/24)	10	10,407
3.50%, 08/02/22 (Call 08/02/21)(c)	22	22,480
4.05%, 11/03/25 (Call 09/03/25)	37	40,654
SunTrust Banks Inc., 2.70%, 01/27/22 (Call 12/27/21)	33	33,380
SVB Financial Group, 3.50%, 01/29/25	35	36,504
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	119,818
Toronto-Dominion Bank (The)
1.80%, 07/13/21	25	24,982
1.90%, 12/01/22	7	6,983
2.13%, 04/07/21	33	33,115
2.50%, 12/14/20	22	22,133
2.55%, 01/25/21	22	22,162
2.65%, 06/12/24	8	8,169
3.25%, 06/11/21	10	10,208
3.25%, 03/11/24	22	22,992
3.50%, 07/19/23	24	25,265
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	10	10,140
3.00%, 03/15/22 (Call 02/15/22)	10	10,238
3.60%, 09/11/24 (Call 08/11/24)	20	21,276
Series V, 2.38%, 07/22/26 (Call 06/22/26)	41	41,341
Series V, 2.63%, 01/24/22 (Call 12/23/21)	114	115,744
Wells Fargo & Co.
2.41%, 10/30/25 (Call 10/30/24)(c)	10	9,974
2.55%, 12/07/20	22	22,138

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 07/22/22	$10	$10,117
2.88%, 10/30/30 (Call 10/30/29)(c)	31	31,164
3.07%, 01/24/23 (Call 01/24/22)	10	10,178
3.20%, 06/17/27 (Call 06/17/26)(c)	39	40,231
3.30%, 09/09/24	22	22,971
3.50%, 03/08/22	34	35,032
3.55%, 09/29/25	40	42,210
3.58%, 05/22/28 (Call 05/22/27)(c)	30	31,813
3.75%, 01/24/24 (Call 12/24/23)	32	33,753
3.90%, 05/01/45	22	24,803
4.10%, 06/03/26	10	10,789
4.15%, 01/24/29 (Call 10/24/28)	22	24,540
4.30%, 07/22/27	26	28,513
4.40%, 06/14/46	10	11,493
4.48%, 01/16/24	30	32,438
4.65%, 11/04/44	22	26,152
4.75%, 12/07/46	22	26,627
4.90%, 11/17/45	22	27,033
5.38%, 02/07/35	22	28,281
5.38%, 11/02/43	22	28,258
5.61%, 01/15/44	50	65,726
Series M, 3.45%, 02/13/23	10	10,338
Westpac Banking Corp.
2.10%, 05/13/21	13	13,011
2.50%, 06/28/22	10	10,105
2.65%, 01/25/21	10	10,070
2.70%, 08/19/26	22	22,285
3.35%, 03/08/27	10	10,554
3.65%, 05/15/23	10	10,471
4.11%, 07/24/34 (Call 07/24/29)(c)	7	7,255
4.42%, 07/24/39	50	54,160

		9,759,762

Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	15	16,066
4.70%, 02/01/36 (Call 08/01/35)	44	51,278
4.90%, 02/01/46 (Call 08/01/45)	85	101,882
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	73	75,658
3.65%, 02/01/26 (Call 11/01/25)	44	47,062
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	30	31,139
4.00%, 04/13/28 (Call 01/13/28)	10	11,053
4.15%, 01/23/25 (Call 12/23/24)	8	8,704
4.38%, 04/15/38 (Call 10/15/37)	21	23,704
4.60%, 04/15/48 (Call 10/15/47)	10	11,584
4.75%, 01/23/29 (Call 10/23/28)	6	6,971
4.75%, 04/15/58 (Call 10/15/57)	26	31,013
5.45%, 01/23/39 (Call 07/23/38)	37	46,916
5.55%, 01/23/49 (Call 07/23/48)	33	43,657
8.00%, 11/15/39	22	35,012
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	45	45,867
Coca-Cola Co. (The)
1.75%, 09/06/24	10	9,946
2.13%, 09/06/29	10	9,783
2.50%, 04/01/23	10	10,215
2.55%, 06/01/26	10	10,298
2.90%, 05/25/27	15	15,826
3.20%, 11/01/23	52	54,678

Security	Par (000)	Value

Beverages (continued)
3.30%, 09/01/21	$30	$30,760
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	10	10,124
3.20%, 02/15/23 (Call 01/15/23)	22	22,614
3.70%, 12/06/26 (Call 09/06/26)	44	47,105
4.75%, 12/01/25	5	5,586
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	44	44,761
5.88%, 09/30/36	10	13,736
Diageo Investment Corp.
2.88%, 05/11/22	10	10,206
8.00%, 09/15/22	10	11,562
Keurig Dr Pepper Inc.
3.43%, 06/15/27 (Call 03/15/27)	15	15,710
4.60%, 05/25/28 (Call 02/25/28)	54	61,165
5.09%, 05/25/48 (Call 11/25/47)	25	30,440
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	10	9,984
5.00%, 05/01/42	10	10,872
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	54	55,418
2.75%, 04/30/25 (Call 01/30/25)	31	32,279
3.00%, 10/15/27 (Call 07/15/27)	15	15,913
3.45%, 10/06/46 (Call 04/06/46)	50	53,847
3.60%, 03/01/24 (Call 12/01/23)	44	46,879
4.00%, 05/02/47 (Call 11/02/46)	22	25,757

		1,253,030

Biotechnology — 0.3%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	15	15,063
2.60%, 08/19/26 (Call 05/19/26)	22	22,315
3.13%, 05/01/25 (Call 02/01/25)	55	57,175
3.63%, 05/15/22 (Call 02/15/22)	10	10,345
4.66%, 06/15/51 (Call 12/15/50)	44	51,934
6.40%, 02/01/39	10	13,573
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	8	10,340
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	10	10,861
5.20%, 09/15/45 (Call 03/15/45)	10	12,203
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	20	20,645
3.50%, 02/01/25 (Call 11/01/24)	15	15,859
3.65%, 03/01/26 (Call 12/01/25)	22	23,631
3.70%, 04/01/24 (Call 01/01/24)	10	10,581
4.00%, 09/01/36 (Call 03/01/36)	20	22,383
4.40%, 12/01/21 (Call 09/01/21)	10	10,427
4.60%, 09/01/35 (Call 03/01/35)	33	39,464
4.80%, 04/01/44 (Call 10/01/43)	39	46,973
5.65%, 12/01/41 (Call 06/01/41)	10	13,161

		406,933

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	25,346
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	22	23,990
5.13%, 09/14/45 (Call 03/14/45)	2	2,330
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	10	10,448
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	21,734
Owens Corning, 4.40%, 01/30/48 (Call 07/30/47)	15	14,195

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	$10	$10,781

		108,824

Chemicals — 0.7%
Air Products & Chemicals Inc., 2.75%, 02/03/23	10	10,243
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	32	34,216
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	17	17,770
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	20	20,649
4.63%, 11/15/22	15	15,835
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	15	15,339
3.15%, 05/15/24 (Call 04/15/24)	15	15,434
3.50%, 10/01/24 (Call 07/01/24)	60	62,888
3.63%, 05/15/26 (Call 03/15/26)	18	18,846
4.25%, 10/01/34 (Call 04/01/34)	40	43,776
4.80%, 05/15/49 (Call 11/15/48)	15	16,959
5.25%, 11/15/41 (Call 08/15/41)	15	17,211
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	8	8,543
5.32%, 11/15/38 (Call 05/15/38)	55	66,142
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	18	18,586
3.80%, 03/15/25 (Call 12/15/24)	20	20,998
4.50%, 12/01/28 (Call 09/01/28)	10	11,104
4.65%, 10/15/44 (Call 04/15/44)	15	16,091
Ecolab Inc.
3.25%, 12/01/27 (Call 09/01/27)	8	8,491
4.35%, 12/08/21	11	11,511
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	10	10,247
4.50%, 10/01/49 (Call 04/01/49)	15	16,310
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	22	24,577
5.25%, 07/15/43	10	11,579
Methanex Corp.
5.25%, 12/15/29 (Call 09/15/29)	10	10,215
5.65%, 12/01/44 (Call 06/01/44)	12	11,414
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	22	22,517
4.05%, 11/15/27 (Call 08/15/27)	35	36,447
4.25%, 11/15/23 (Call 08/15/23)	22	23,444
4.88%, 11/15/41 (Call 05/15/41)	8	8,300
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	22	22,498
3.63%, 03/15/24 (Call 12/15/23)	10	10,460
4.00%, 12/15/26 (Call 09/15/26)	22	23,546
4.90%, 06/01/43 (Call 12/01/42)	15	16,756
5.88%, 12/01/36	10	12,073
6.13%, 01/15/41 (Call 07/15/40)	10	12,377
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	10	10,059
3.75%, 03/15/28 (Call 12/15/27)(b)	10	10,876
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	10	10,116
3.55%, 11/07/42 (Call 05/07/42)	8	8,507
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	15	14,910
4.55%, 03/01/29 (Call 12/01/28)	20	21,726
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	56	56,877

Security	Par (000)	Value

Chemicals (continued)
2.95%, 08/15/29 (Call 05/15/29)	$10	$10,097
4.50%, 06/01/47 (Call 12/01/46)	10	11,421
Syngenta Finance NV, 3.13%, 03/28/22	12	12,109
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	22	22,734
5.00%, 08/15/46 (Call 02/15/46)	8	8,693

		921,517

Commercial Services — 0.3%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	16	17,060
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	22	24,240
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	17	17,450
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	35	38,603
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	10	10,783
4.75%, 08/01/28 (Call 05/01/28)	22	24,484
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	15	17,242
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	8	8,412
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	7	7,998
PayPal Holdings Inc.
2.20%, 09/26/22	10	10,041
2.40%, 10/01/24 (Call 09/01/24)	20	20,058
2.65%, 10/01/26 (Call 08/01/26)	10	10,060
2.85%, 10/01/29 (Call 05/01/29)	17	17,018
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	15	15,947
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	13	13,304
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	30	32,578
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	13	14,251
University of Southern California, 3.03%, 10/01/39	26	26,715
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	10	10,773
4.13%, 03/15/29 (Call 12/15/28)	25	27,305

		364,322

Computers — 1.0%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	8	7,971
1.70%, 09/11/22	15	14,960
1.80%, 09/11/24 (Call 08/11/24)	23	22,826
2.05%, 09/11/26 (Call 07/11/26)	10	9,894
2.15%, 02/09/22	52	52,403
2.20%, 09/11/29 (Call 06/11/29)	43	42,361
2.40%, 01/13/23 (Call 12/13/22)	10	10,148
2.40%, 05/03/23	44	44,678
2.50%, 02/09/22 (Call 01/09/22)	32	32,492
2.50%, 02/09/25	33	33,694
2.75%, 01/13/25 (Call 11/13/24)	20	20,635
2.85%, 05/06/21	19	19,280
2.85%, 02/23/23 (Call 12/23/22)	25	25,684
2.85%, 05/11/24 (Call 03/11/24)	20	20,686
2.95%, 09/11/49 (Call 03/11/49)	10	9,751
3.00%, 02/09/24 (Call 12/09/23)	10	10,390
3.00%, 11/13/27 (Call 08/13/27)	10	10,540
3.20%, 05/11/27 (Call 02/11/27)	20	21,231
3.35%, 02/09/27 (Call 11/09/26)	10	10,696
3.45%, 05/06/24	18	19,116

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.45%, 02/09/45	$13	$13,825
3.85%, 05/04/43	52	58,404
4.25%, 02/09/47 (Call 08/09/46)	50	59,587
4.38%, 05/13/45	10	12,102
4.65%, 02/23/46 (Call 08/23/45)	22	27,739
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	8	8,350
4.42%, 06/15/21 (Call 05/15/21)(a)	63	64,862
5.45%, 06/15/23 (Call 04/15/23)(a)	61	66,050
6.02%, 06/15/26 (Call 03/15/26)(a)	30	34,290
8.10%, 07/15/36 (Call 01/15/36)(a)	40	51,671
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	57	59,658
4.75%, 04/15/27 (Call 01/15/27)	8	8,427
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	10	9,986
4.90%, 10/15/25 (Call 07/15/25)	20	22,182
HP Inc., 3.75%, 12/01/20	17	17,274
International Business Machines Corp.
3.38%, 08/01/23	100	104,312
3.50%, 05/15/29	100	107,779
4.70%, 02/19/46	40	48,145
5.60%, 11/30/39	10	13,221
6.22%, 08/01/27	10	12,505
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	14	14,456
4.75%, 06/01/23	9	9,472
4.75%, 01/01/25	29	30,641
5.75%, 12/01/34 (Call 06/01/34)	16	16,500

		1,310,874

Cosmetics & Personal Care — 0.1%
Estee Lauder Companies Inc. (The), 4.15%, 03/15/47 (Call 09/15/46)	10	11,856
Procter & Gamble Co. (The)
2.15%, 08/11/22	15	15,165
2.30%, 02/06/22	44	44,602
2.70%, 02/02/26	15	15,572
3.10%, 08/15/23	26	27,255
Unilever Capital Corp., 5.90%, 11/15/32	31	42,190

		156,640

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	10	10,509
4.60%, 06/15/45 (Call 12/15/44)	10	12,078

		22,587

Diversified Financial Services — 1.4%
Affiliated Managers Group Inc., 3.50%, 08/01/25	10	10,464
Air Lease Corp.
2.25%, 01/15/23	22	21,932
2.50%, 03/01/21	10	10,037
2.75%, 01/15/23 (Call 12/15/22)	17	17,184
3.63%, 12/01/27 (Call 09/01/27)	10	10,344
3.75%, 06/01/26 (Call 04/01/26)	22	23,056
4.63%, 10/01/28 (Call 06/01/28)	7	7,732
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	8	8,395
5.50%, 02/15/22	44	46,747
Ally Financial Inc., 8.00%, 11/01/31	10	13,711

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	$5	$5,048
3.00%, 02/22/21 (Call 01/22/21)	10	10,121
3.00%, 10/30/24 (Call 09/29/24)	8	8,252
3.38%, 05/17/21 (Call 04/17/21)	55	56,043
3.40%, 02/22/24 (Call 01/22/24)	22	22,963
3.63%, 12/05/24 (Call 11/04/24)	10	10,571
3.70%, 08/03/23 (Call 07/03/23)	22	23,128
4.05%, 12/03/42	33	38,827
4.20%, 11/06/25 (Call 10/06/25)	44	48,384
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/05/21)	65	65,292
Ameriprise Financial Inc., 3.00%, 03/22/22	8	8,173
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	15	16,083
4.00%, 04/01/24 (Call 02/01/24)	17	18,051
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	6	6,190
3.30%, 10/30/24 (Call 09/30/24)	109	112,915
3.50%, 06/15/23	33	34,249
3.75%, 04/24/24 (Call 03/24/24)	20	21,032
3.75%, 03/09/27 (Call 02/09/27)	52	55,092
4.20%, 10/29/25 (Call 09/29/25)	13	13,929
4.75%, 07/15/21	10	10,418
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	33	35,542
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	28	28,526
3.20%, 03/02/27 (Call 12/02/26)	8	8,389
3.20%, 01/25/28 (Call 10/25/27)	10	10,499
3.25%, 05/21/21 (Call 04/21/21)	10	10,172
3.25%, 05/22/29 (Call 02/22/29)	10	10,531
3.45%, 02/13/26 (Call 11/13/25)	10	10,588
4.00%, 02/01/29 (Call 11/01/28)	22	24,411
CME Group Inc.
3.00%, 09/15/22	8	8,228
5.30%, 09/15/43 (Call 03/15/43)	26	35,357
Credit Suisse USA Inc., 7.13%, 07/15/32	45	65,324
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	22	23,216
3.85%, 11/21/22	22	23,004
3.95%, 11/06/24 (Call 08/06/24)	10	10,629
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	9	9,123
4.50%, 06/20/28 (Call 03/20/28)	10	10,827
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	8	8,450
Franklin Resources Inc., 2.85%, 03/30/25	15	15,531
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	10	10,077
3.75%, 12/01/25 (Call 09/01/25)	12	12,940
4.00%, 10/15/23	22	23,491
4.25%, 09/21/48 (Call 03/21/48)	22	26,097
International Lease Finance Corp.
5.88%, 08/15/22	22	24,004
8.25%, 12/15/20	20	21,235
8.63%, 01/15/22	44	49,657
Invesco Finance PLC, 4.00%, 01/30/24	10	10,622
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	33	35,855
Lazard Group LLC, 3.75%, 02/13/25	15	15,750
Legg Mason Inc., 5.63%, 01/15/44	15	16,875

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	$22	$23,116
3.38%, 04/01/24	38	40,333
3.80%, 11/21/46 (Call 05/21/46)	22	25,059
ORIX Corp., 3.25%, 12/04/24	10	10,395
Raymond James Financial Inc., 3.63%, 09/15/26	10	10,666
Stifel Financial Corp., 4.25%, 07/18/24	22	23,337
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	22	22,206
3.70%, 08/04/26 (Call 05/04/26)	10	10,306
4.25%, 08/15/24 (Call 05/15/24)	30	31,642
4.38%, 03/19/24 (Call 02/19/24)	22	23,333
4.50%, 07/23/25 (Call 04/24/25)	36	38,618
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	10	10,208
3.30%, 04/01/27 (Call 01/01/27)	13	13,636
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	79	81,120
3.15%, 12/14/25 (Call 09/14/25)	10	10,604
4.15%, 12/14/35 (Call 06/14/35)	15	17,928
4.30%, 12/14/45 (Call 06/14/45)	37	45,511

		1,787,331

Electric — 2.4%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	10	10,922
3.80%, 06/15/49 (Call 12/15/48)	10	11,089
4.00%, 12/01/46 (Call 06/01/46)	10	11,252
Alabama Power Co., 6.13%, 05/15/38	10	13,961
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	5	5,013
3.65%, 02/15/26 (Call 11/15/25)	19	19,958
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	7	7,839
Appalachian Power Co., 4.40%, 05/15/44 (Call 11/15/43)	5	5,720
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	8	8,221
4.35%, 11/15/45 (Call 05/15/45)	15	17,286
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	20	20,647
Baltimore Gas & Electric Co.
3.20%, 09/15/49 (Call 03/15/49)	20	19,675
3.75%, 08/15/47 (Call 02/15/47)	20	21,677
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	10	12,876
5.95%, 05/15/37	10	13,723
6.13%, 04/01/36	24	33,330
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	10	10,029
4.25%, 11/30/23 (Call 08/30/23)	10	10,631
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	15	15,952
4.50%, 04/01/44 (Call 10/01/43)	5	6,087
CenterPoint Energy Inc., 3.85%, 02/01/24 (Call 01/01/24)	10	10,527
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	5	5,188
Commonwealth Edison Co.
3.80%, 10/01/42 (Call 04/01/42)	6	6,553
4.00%, 03/01/49 (Call 09/01/48)	10	11,406
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	5	5,472
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	17,660

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	$26	$30,471
4.63%, 12/01/54 (Call 06/01/54)	23	27,744
Series 08-B, 6.75%, 04/01/38	15	21,825
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	10	10,474
4.05%, 05/15/48 (Call 11/15/47)	31	36,217
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	15	16,115
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	17	18,870
Series A, 4.60%, 03/15/49 (Call 09/15/48)	10	11,747
Series B, 5.95%, 06/15/35	22	27,945
Series C, 4.05%, 09/15/42 (Call 03/15/42)	5	5,310
Series D, 2.85%, 08/15/26 (Call 05/15/26)	5	5,072
Series E, 6.30%, 03/15/33	10	13,127
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	10	13,312
5.45%, 02/01/41 (Call 08/01/40)	10	13,027
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	10	10,596
3.70%, 06/01/46 (Call 12/01/45)	10	11,021
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	22	22,178
3.80%, 03/15/27 (Call 12/15/26)	15	15,953
Series C, 3.40%, 06/15/29 (Call 03/15/29)	16	16,557
Series D, 3.70%, 08/01/23 (Call 07/01/23)	40	41,762
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	22	22,085
2.50%, 03/15/23 (Call 01/15/23)	10	10,150
2.95%, 12/01/26 (Call 09/01/26)	10	10,432
3.88%, 03/15/46 (Call 09/15/45)	20	22,224
4.25%, 12/15/41 (Call 06/15/41)	10	11,520
5.30%, 02/15/40	13	16,883
6.10%, 06/01/37	15	20,558
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	21	21,155
3.55%, 09/15/21 (Call 06/15/21)	31	31,690
3.75%, 09/01/46 (Call 03/01/46)	15	15,614
3.95%, 08/15/47 (Call 02/15/47)	10	10,772
4.80%, 12/15/45 (Call 06/15/45)	5	6,030
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	5	5,245
6.35%, 09/15/37	13	18,328
Duke Energy Indiana LLC
6.35%, 08/15/38	15	21,455
6.45%, 04/01/39	14	20,260
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	22	22,099
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	10,735
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	15,935
3.70%, 09/01/28 (Call 06/01/28)	21	23,091
4.10%, 03/15/43 (Call 09/15/42)	17	19,200
Edison International
2.40%, 09/15/22 (Call 08/15/22)	10	9,907
4.13%, 03/15/28 (Call 12/15/27)	15	15,201
5.75%, 06/15/27 (Call 04/15/27)	10	11,001
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	15,450
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	25	26,502

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 02/15/21 (Call 11/15/20)	$10	$10,181
4.20%, 04/01/49 (Call 10/01/48)	10	11,778
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	40	41,705
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	15	15,829
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	10	11,124
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	5	5,004
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	20	20,773
4.13%, 03/01/42 (Call 09/01/41)	13	14,671
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	10	10,680
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	10	11,592
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	110	111,723
Series H, 3.15%, 01/15/25 (Call 10/15/24)	10	10,320
Series K, 2.75%, 03/15/22 (Call 02/15/22)	22	22,312
Series N, 3.80%, 12/01/23 (Call 11/01/23)	5	5,277
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	10	10,028
3.50%, 06/01/22 (Call 05/01/22)	25	25,641
3.95%, 06/15/25 (Call 03/15/25)	5	5,374
4.45%, 04/15/46 (Call 10/15/45)	23	25,881
4.95%, 06/15/35 (Call 12/15/34)	10	11,676
5.10%, 06/15/45 (Call 12/15/44)	10	12,244
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	18,642
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	22	23,575
Series B, 4.25%, 03/15/23 (Call 12/15/22)	22	23,259
Series C, 4.85%, 07/15/47 (Call 01/15/47)	25	29,736
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	15	15,378
4.05%, 06/01/42 (Call 12/01/41)	6	6,925
4.05%, 10/01/44 (Call 04/01/44)	10	11,616
4.13%, 06/01/48 (Call 12/01/47)	15	17,909
5.69%, 03/01/40	10	13,708
Georgia Power Co.
4.30%, 03/15/42	25	27,529
Series 10-C, 4.75%, 09/01/40	20	22,935
Series A, 2.20%, 09/15/24 (Call 08/15/24)	20	19,917
Series B, 2.65%, 09/15/29 (Call 06/15/29)	10	9,889
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	16,389
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	22	24,114
4.25%, 08/15/48 (Call 02/15/48)	10	11,704
Series K, 4.55%, 03/15/46 (Call 09/15/45)	5	5,970
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	5	5,221
3.50%, 09/30/49 (Call 03/30/49)	22	22,086
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	10	12,483
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	10	11,716
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	10	10,510
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	40	42,543
3.65%, 04/15/29 (Call 01/15/29)	6	6,593
3.95%, 08/01/47 (Call 02/01/47)	10	11,477
4.25%, 05/01/46 (Call 11/01/45)	10	11,912
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/28 (Call 11/07/27)	34	36,423

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	$40	$40,238
2.75%, 11/01/29 (Call 08/01/29)	4	3,984
3.15%, 04/01/24 (Call 03/01/24)	58	59,960
3.50%, 04/01/29 (Call 01/01/29)	22	23,308
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	10	10,041
4.00%, 08/15/45 (Call 02/15/45)	10	11,431
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	21	22,112
3.25%, 05/15/29 (Call 02/15/29)	10	10,638
Oglethorpe Power Corp., 5.95%, 11/01/39	10	12,737
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	10	11,494
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	15	16,825
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	25	25,109
3.70%, 11/15/28 (Call 08/15/28)	50	54,864
3.80%, 09/30/47 (Call 03/30/47)	5	5,600
3.80%, 06/01/49 (Call 12/01/48)	25	28,210
7.00%, 09/01/22	15	16,952
7.00%, 05/01/32	15	21,465
PacifiCorp
4.15%, 02/15/50 (Call 08/15/49)	29	33,918
6.00%, 01/15/39	5	6,916
PECO Energy Co., 3.00%, 09/15/49 (Call 03/15/49)	5	4,876
PNM Resources Inc., 3.25%, 03/09/21	10	10,120
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	15	16,950
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	13	13,265
3.50%, 12/01/22 (Call 09/01/22)	5	5,162
4.70%, 06/01/43 (Call 12/01/42)	5	5,680
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	10	9,631
4.13%, 06/15/44 (Call 12/15/43)	10	11,448
4.15%, 06/15/48 (Call 12/15/47)	10	11,629
Progress Energy Inc., 6.00%, 12/01/39	5	6,610
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	22	23,091
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	24	26,437
4.30%, 03/15/44 (Call 09/15/43)	10	11,830
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	10	10,210
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	10	10,126
3.20%, 05/15/29 (Call 02/15/29)	15	16,022
3.60%, 12/01/47 (Call 06/01/47)	5	5,445
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	10	10,221
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	10	10,698
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	5	5,059
6.27%, 03/15/37	10	13,703
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	10	10,448
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	10	10,510
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	10	10,567
4.00%, 02/01/48 (Call 08/01/47)	5	5,138
6.00%, 10/15/39	5	6,455
Southern California Edison Co. 4.50%, 09/01/40 (Call 03/01/40)	10	11,052

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.65%, 10/01/43 (Call 04/01/43)	$15	$17,072
6.05%, 03/15/39	22	28,384
Series 05-E, 5.35%, 07/15/35	10	11,867
Series 08-A, 5.95%, 02/01/38	12	15,178
Series C, 3.50%, 10/01/23 (Call 07/01/23)	10	10,358
Series D, 3.40%, 06/01/23 (Call 05/01/23)	22	22,669
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	40	40,848
3.25%, 07/01/26 (Call 04/01/26)	5	5,180
4.25%, 07/01/36 (Call 01/01/36)	5	5,459
4.40%, 07/01/46 (Call 01/01/46)	45	50,652
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	22	22,949
Southern Power Co.
5.25%, 07/15/43	10	11,464
Series F, 4.95%, 12/15/46 (Call 06/15/46)	10	11,221
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	10	10,535
Series L, 3.85%, 02/01/48 (Call 08/01/47)	10	10,529
Tampa Electric Co., 4.10%, 06/15/42 (Call 12/15/41)	10	11,136
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	11	11,321
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	15	15,265
3.50%, 04/15/24 (Call 01/15/24)	15	15,798
3.90%, 09/15/42 (Call 03/15/42)	10	11,103
4.00%, 04/01/48 (Call 10/01/47)	10	11,386
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	10	11,775
Series A, 6.00%, 05/15/37	5	6,817
Series B, 4.20%, 05/15/45 (Call 11/15/44)	15	17,160
Series D, 4.65%, 08/15/43 (Call 02/15/43)	10	12,105
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	5	5,098
3.35%, 11/21/21	10	10,263
4.75%, 11/01/44 (Call 05/01/44)	20	24,859
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	17	17,740
3.35%, 12/01/26 (Call 06/01/26)	10	10,499

		3,174,386

Electronics — 0.2%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	52	52,014
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	7	7,188
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	22	22,326
4.50%, 03/01/23 (Call 12/01/22)	22	23,141
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	10	10,857
5.00%, 02/15/23	37	39,448
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	55	56,394
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	10	10,122
3.81%, 11/21/47 (Call 05/21/47)	10	11,554
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	10	10,322
5.63%, 12/15/20	10	10,309
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	4	4,000
4.60%, 04/06/27 (Call 01/06/27)	8	8,868
Legrand France SA, 8.50%, 02/15/25	15	19,343
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	19	20,626

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	$10	$10,451

		316,963

Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	17	17,098
4.25%, 09/15/28 (Call 06/15/28)(b)	35	34,645

		51,743

Environmental Control — 0.1%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	21	22,301
3.95%, 05/15/28 (Call 02/15/28)	17	18,792
4.75%, 05/15/23 (Call 02/15/23)	10	10,811
5.70%, 05/15/41 (Call 11/15/40)	10	13,272
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	10	10,682
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	10	10,103
2.95%, 06/15/24 (Call 05/15/24)	10	10,335
3.13%, 03/01/25 (Call 12/01/24)	10	10,440
3.15%, 11/15/27 (Call 08/15/27)	10	10,496
3.20%, 06/15/26 (Call 04/15/26)	10	10,518
3.45%, 06/15/29 (Call 03/15/29)	10	10,755
4.00%, 07/15/39 (Call 01/15/39)	11	12,472
4.10%, 03/01/45 (Call 09/01/44)	10	11,529
4.15%, 07/15/49 (Call 01/15/49)	10	11,580

		174,086

Food — 0.8%
Campbell Soup Co.
2.50%, 08/02/22	10	10,077
3.65%, 03/15/23 (Call 02/15/23)	33	34,316
3.95%, 03/15/25 (Call 01/15/25)	22	23,284
4.15%, 03/15/28 (Call 12/15/27)	22	23,834
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	37	38,020
4.30%, 05/01/24 (Call 04/01/24)	44	47,213
4.85%, 11/01/28 (Call 08/01/28)	10	11,354
5.30%, 11/01/38 (Call 05/01/38)	10	11,671
7.00%, 10/01/28	15	18,820
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	10	10,142
3.15%, 12/15/21 (Call 09/15/21)	17	17,347
3.70%, 10/17/23 (Call 09/17/23)	15	15,825
4.00%, 04/17/25 (Call 02/17/25)	8	8,637
4.70%, 04/17/48 (Call 10/17/47)	33	39,361
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	6	6,032
3.10%, 05/15/21	10	10,170
3.13%, 11/15/49 (Call 05/15/49)	8	8,113
3.38%, 05/15/23 (Call 04/15/23)	15	15,722
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	10	10,199
JM Smucker Co. (The), 3.50%, 03/15/25	52	54,487
Kellogg Co.
2.65%, 12/01/23	13	13,262
3.25%, 04/01/26	22	22,830
3.40%, 11/15/27 (Call 08/15/27)	8	8,373
4.30%, 05/15/28 (Call 02/15/28)	22	24,541
4.50%, 04/01/46	11	12,313
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	5	6,194
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	22	21,930

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.38%, 06/15/21	$10	$10,160
3.75%, 04/01/30 (Call 01/01/30)(a)	31	31,707
3.95%, 07/15/25 (Call 04/15/25)	10	10,495
4.00%, 06/15/23 (Call 05/15/23)	35	36,655
4.38%, 06/01/46 (Call 12/01/45)	44	43,350
4.88%, 10/01/49 (Call 04/01/49)(a)	10	10,443
5.00%, 07/15/35 (Call 01/15/35)	10	10,964
5.20%, 07/15/45 (Call 01/15/45)	10	10,819
6.50%, 02/09/40	10	12,180
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	22	22,284
3.88%, 10/15/46 (Call 04/15/46)	10	9,749
4.45%, 02/01/47 (Call 08/01/46)	41	43,800
4.65%, 01/15/48 (Call 07/15/47)	11	12,109
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	22	23,059
4.13%, 05/07/28 (Call 02/07/28)	10	11,170
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	9	9,070
3.30%, 07/15/26 (Call 04/15/26)	55	57,891
3.55%, 03/15/25 (Call 01/15/25)	13	13,886
4.85%, 10/01/45 (Call 04/01/45)	22	26,601
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	44	46,913
3.95%, 08/15/24 (Call 05/15/24)	10	10,704
4.55%, 06/02/47 (Call 12/02/46)	22	25,274
4.88%, 08/15/34 (Call 02/15/34)	10	11,883
5.15%, 08/15/44 (Call 02/15/44)	10	12,181

		1,037,414

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(b)	15	16,174
5.50%, 01/17/27	15	16,355
Georgia-Pacific LLC, 8.00%, 01/15/24	39	47,671
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	19	19,442
3.65%, 06/15/24 (Call 03/15/24)	10	10,514
3.80%, 01/15/26 (Call 10/15/25)	8	8,503
4.35%, 08/15/48 (Call 02/15/48)	10	10,609
4.40%, 08/15/47 (Call 02/15/47)	10	10,636
4.80%, 06/15/44 (Call 12/15/43)	10	10,892
5.00%, 09/15/35 (Call 03/15/35)	10	11,738
5.15%, 05/15/46 (Call 11/15/45)	15	17,338
7.30%, 11/15/39	10	13,863

		193,735

Gas — 0.2%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	22	22,781
4.15%, 01/15/43 (Call 07/15/42)	10	11,469
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	15	16,251
4.50%, 01/15/21 (Call 10/15/20)	10	10,204
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44 (Call 06/15/44)	15	16,579
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	22	22,739
3.95%, 09/15/27 (Call 06/15/27)	10	10,137
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	22	22,083

Security	Par (000)	Value

Gas (continued)
3.49%, 05/15/27 (Call 02/15/27)	$10	$10,476
4.38%, 05/15/47 (Call 11/15/46)	10	11,193
4.80%, 02/15/44 (Call 08/15/43)	15	17,496
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	18,165
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	15	16,054
Southern California Gas Co.
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	10	11,384
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	25	27,908
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	10	10,701

		255,620

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	10	10,647
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	10	11,494

		22,141

Health Care – Products — 0.5%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	23	25,231
4.75%, 11/30/36 (Call 05/30/36)	35	43,635
4.90%, 11/30/46 (Call 05/30/46)	55	72,837
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	10	9,944
Becton Dickinson and Co., 3.73%, 12/15/24 (Call 09/15/24)	50	52,944
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	10	10,459
3.75%, 03/01/26 (Call 01/01/26)	44	47,381
3.85%, 05/15/25	13	13,973
4.55%, 03/01/39 (Call 09/01/38)	24	28,445
4.70%, 03/01/49 (Call 09/01/48)	5	6,109
DH Europe Finance II Sarl
2.05%, 11/15/22	8	8,006
2.20%, 11/15/24 (Call 10/15/24)	8	7,997
2.60%, 11/15/29 (Call 08/15/29)	6	6,027
Koninklijke Philips NV, 5.00%, 03/15/42	29	35,169
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	22	22,528
3.50%, 03/15/25	48	51,382
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	31	32,446
4.38%, 05/15/44 (Call 12/15/43)	10	11,564
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	50	49,561
3.65%, 12/15/25 (Call 09/09/25)	22	23,584
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	15	15,302
3.55%, 04/01/25 (Call 01/01/25)	55	57,775
3.70%, 03/19/23 (Call 02/19/23)	8	8,334

		640,633

Health Care – Services — 0.9%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	22	22,328
4.75%, 03/15/44 (Call 09/15/43)	25	27,724
6.75%, 12/15/37	15	20,345
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	10	9,977
2.95%, 12/01/22 (Call 11/01/22)	33	33,742
3.65%, 12/01/27 (Call 09/01/27)	35	37,125
4.10%, 03/01/28 (Call 12/01/27)	62	67,404
4.63%, 05/15/42	17	19,109
4.65%, 01/15/43	10	11,310

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
4.65%, 08/15/44 (Call 02/15/44)	$10	$11,290
5.10%, 01/15/44	6	7,108
Ascension Health, 3.95%, 11/15/46	10	11,405
CommonSpirit Health
4.19%, 10/01/49 (Call 04/01/49)	22	22,525
4.35%, 11/01/42	10	10,411
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	5	5,728
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	15	15,845
4.75%, 05/01/23	44	47,092
5.00%, 03/15/24	59	64,240
5.25%, 06/15/26 (Call 12/15/25)	48	53,604
5.25%, 06/15/49 (Call 12/15/48)	22	24,765
Humana Inc.
2.50%, 12/15/20	10	10,041
3.13%, 08/15/29 (Call 05/15/29)	10	10,155
3.85%, 10/01/24 (Call 07/01/24)	15	15,964
4.95%, 10/01/44 (Call 04/01/44)	15	17,506
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	20	23,115
Kaiser Foundation Hospitals
4.88%, 04/01/42	10	12,649
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	8	8,072
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	10	10,396
3.75%, 08/23/22 (Call 05/23/22)	10	10,358
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	15	17,913
Quest Diagnostics Inc., 4.70%, 04/01/21	10	10,340
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	46	52,948
UnitedHealth Group Inc.
2.38%, 08/15/24	6	6,050
2.75%, 02/15/23 (Call 11/15/22)	15	15,288
2.88%, 12/15/21	16	16,286
2.88%, 03/15/22 (Call 12/15/21)	50	50,937
3.10%, 03/15/26	10	10,476
3.15%, 06/15/21	10	10,179
3.38%, 04/15/27	10	10,630
3.45%, 01/15/27	15	16,041
3.50%, 06/15/23	22	23,036
3.50%, 02/15/24	22	23,216
3.75%, 07/15/25	55	59,347
3.85%, 06/15/28	65	71,541
4.25%, 04/15/47 (Call 10/15/46)	15	17,303
4.75%, 07/15/45	33	40,728
5.80%, 03/15/36	35	46,997
6.88%, 02/15/38	44	65,691

		1,206,280

Holding Companies – Diversified — 0.0%
Ares Capital Corp.
4.20%, 06/10/24 (Call 05/10/24)	10	10,396
4.25%, 03/01/25 (Call 01/01/25)	30	31,067
Owl Rock Capital Corp., 4.00%, 03/30/25 (Call 02/28/25)	8	7,953

		49,416

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	10	10,275
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	8	8,385

Security	Par (000)	Value

Home Furnishings (continued)
4.75%, 02/26/29 (Call 11/26/28)	$10	$11,206
4.85%, 06/15/21	22	22,845

		52,711

Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	10	10,227
3.90%, 05/15/28 (Call 02/15/28)	15	16,557
Kimberly-Clark Corp.
3.05%, 08/15/25	10	10,530
3.20%, 04/25/29 (Call 01/25/29)	22	23,568
3.95%, 11/01/28 (Call 08/01/28)	10	11,256

		72,138

Insurance — 1.3%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	6	6,171
3.63%, 06/15/23	14	14,724
3.63%, 11/15/24	20	21,310
Alleghany Corp., 4.95%, 06/27/22	10	10,673
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	10	10,477
Allstate Corp. (The)
4.50%, 06/15/43	23	27,742
5.35%, 06/01/33	13	16,407
5.55%, 05/09/35	15	19,505
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	33	35,424
4.13%, 02/15/24	38	40,722
4.38%, 01/15/55 (Call 07/15/54)	10	10,965
4.70%, 07/10/35 (Call 01/10/35)	11	12,748
4.80%, 07/10/45 (Call 01/10/45)	10	11,902
4.88%, 06/01/22	6	6,419
6.25%, 05/01/36	25	33,431
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	25	27,219
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	47	50,477
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	10	10,710
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	15	16,650
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	37	38,161
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	10	10,787
AXA SA, 8.60%, 12/15/30	22	32,168
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	15	15,958
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	10	11,799
4.25%, 01/15/49 (Call 07/15/48)	37	43,944
4.40%, 05/15/42	10	11,944
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	58	59,556
3.13%, 03/15/26 (Call 12/15/25)	22	23,181
3.40%, 01/31/22	27	27,985
4.50%, 02/11/43	15	18,320
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	33	32,729
4.70%, 06/22/47 (Call 12/22/46)	10	9,100
Chubb INA Holdings Inc.
2.70%, 03/13/23	10	10,209
2.88%, 11/03/22 (Call 09/03/22)	47	48,280
3.35%, 05/15/24	10	10,538
3.35%, 05/03/26 (Call 02/03/26)	15	16,027
4.35%, 11/03/45 (Call 05/03/45)	10	12,299

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	$15	$16,075
4.50%, 03/01/26 (Call 12/01/25)	20	22,084
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	6	6,631
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	10	10,692
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	22	23,821
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	7	7,797
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	15	15,097
3.60%, 08/19/49 (Call 02/19/49)	6	6,120
4.40%, 03/15/48 (Call 09/15/47)	15	17,196
6.10%, 10/01/41	14	19,059
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	6	6,028
3.63%, 12/12/26 (Call 09/15/26)	15	15,827
4.20%, 03/15/22	18	18,785
7.00%, 06/15/40	22	31,617
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	10	10,189
3.75%, 04/01/26 (Call 01/01/26)	6	6,446
Manulife Financial Corp., 4.15%, 03/04/26	28	31,062
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	7	7,125
3.50%, 11/01/27 (Call 08/01/27)	4	4,131
5.00%, 05/20/49 (Call 11/20/48)	10	11,616
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	28	28,428
3.50%, 06/03/24 (Call 03/03/24)	10	10,485
3.75%, 03/14/26 (Call 12/14/25)	10	10,717
4.38%, 03/15/29 (Call 12/15/28)	44	49,830
MetLife Inc.
3.00%, 03/01/25	5	5,197
3.60%, 11/13/25 (Call 08/13/25)	10	10,769
4.05%, 03/01/45	10	11,313
4.13%, 08/13/42	46	52,045
4.60%, 05/13/46 (Call 12/13/45)	15	18,392
6.38%, 06/15/34	10	14,211
Series D, 4.37%, 09/15/23	22	23,764
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	28	30,626
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	15	15,787
Principal Financial Group Inc., 4.63%, 09/15/42	15	17,623
Progressive Corp. (The)
3.70%, 01/26/45	10	10,797
3.75%, 08/23/21	15	15,470
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	25	26,048
3.88%, 03/27/28 (Call 12/27/27)	15	16,542
4.50%, 11/16/21	10	10,471
5.20%, 03/15/44 (Call 03/15/24)(c)	27	28,667
5.38%, 05/15/45 (Call 05/15/25)(c)	14	15,228
5.63%, 06/15/43 (Call 06/15/23)(c)	31	33,645
5.70%, 12/14/36	10	13,504
5.88%, 09/15/42 (Call 09/15/22)(c)	6	6,479
Series D, 6.63%, 12/01/37	17	23,987
Reinsurance Group of America Inc., 5.00%, 06/01/21	10	10,410
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	10	10,625
Sompo International Holdings Ltd., 4.70%, 10/15/22	13	13,808

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The)
4.10%, 03/04/49 (Call 09/04/48)	$22	$25,708
4.30%, 08/25/45 (Call 02/25/45)	5	5,957
4.60%, 08/01/43	10	12,401
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	10	10,805
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	7	6,938
3.60%, 05/15/24 (Call 03/15/24)	6	6,264
3.88%, 09/15/49 (Call 03/15/49)	22	21,848

		1,728,848

Internet — 0.3%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 (Call 06/06/37)	50	53,931
Alphabet Inc., 3.38%, 02/25/24	10	10,613
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	22	22,353
2.50%, 11/29/22 (Call 08/29/22)	12	12,222
2.80%, 08/22/24 (Call 06/22/24)	10	10,348
3.15%, 08/22/27 (Call 05/22/27)	25	26,566
3.80%, 12/05/24 (Call 09/05/24)	25	27,037
3.88%, 08/22/37 (Call 02/22/37)	25	28,442
4.05%, 08/22/47 (Call 02/22/47)	55	65,771
4.25%, 08/22/57 (Call 02/22/57)	10	12,265
4.80%, 12/05/34 (Call 06/05/34)	10	12,496
4.95%, 12/05/44 (Call 06/05/44)	10	13,165
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	22	22,444
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	15	15,136
2.75%, 01/30/23 (Call 12/30/22)	22	22,315
4.00%, 07/15/42 (Call 01/15/42)	9	8,842
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	15	14,655
3.80%, 02/15/28 (Call 11/15/27)	15	15,526
4.50%, 08/15/24 (Call 05/15/24)	20	21,578

		415,705

Iron & Steel — 0.1%
ArcelorMittal SA
3.60%, 07/16/24	20	20,359
6.13%, 06/01/25(b)	15	17,006
6.75%, 03/01/41	10	11,871
7.00%, 10/15/39	10	12,159
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	7	7,621
4.00%, 08/01/23 (Call 05/01/23)	16	16,941
Vale Overseas Ltd., 6.88%, 11/21/36	8	10,062

		96,019

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	15	15,614
4.63%, 07/28/45 (Call 01/28/45)	10	10,530
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	10	10,835

		36,979

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	10	10,187
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	55	58,641

		68,828

Machinery — 0.5%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	33	36,298
Caterpillar Financial Services Corp. 1.70%, 08/09/21	10	9,959

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.40%, 06/06/22	$20	$20,227
2.63%, 03/01/23	10	10,202
2.85%, 05/17/24	24	24,782
2.90%, 03/15/21	10	10,118
2.95%, 02/26/22	10	10,219
3.15%, 09/07/21	10	10,210
3.25%, 12/01/24	20	21,176
3.45%, 05/15/23	10	10,470
3.65%, 12/07/23	10	10,595
Series I, 2.65%, 05/17/21	17	17,176
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	10	10,124
3.25%, 09/19/49 (Call 03/19/49)	10	10,225
4.30%, 05/15/44 (Call 11/15/43)	10	11,918
4.75%, 05/15/64 (Call 11/15/63)	10	12,666
5.20%, 05/27/41	10	13,063
CNH Industrial Capital LLC, 4.38%, 04/05/22	10	10,490
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	15	18,903
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	15	15,248
3.90%, 06/09/42 (Call 12/09/41)	12	13,693
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	7	7,058
John Deere Capital Corp.
1.95%, 06/13/22	33	33,026
2.15%, 09/08/22	39	39,289
2.25%, 09/14/26	25	24,944
2.30%, 06/07/21	15	15,089
2.95%, 04/01/22	34	34,790
3.45%, 06/07/23	10	10,473
3.45%, 03/13/25	47	50,089
3.90%, 07/12/21	10	10,307
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	15	15,452
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	10	10,317
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	10	10,012
2.95%, 09/15/29 (Call 06/15/29)	10	10,118
3.00%, 12/15/20 (Call 11/15/20)	22	22,199
4.20%, 09/15/28 (Call 06/15/28)	17	18,682
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	10	10,098
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	10	11,193

		640,898

Manufacturing — 0.3%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	10	10,076
2.88%, 10/15/27 (Call 07/15/27)	10	10,389
3.88%, 06/15/44	15	16,205
4.00%, 09/14/48 (Call 03/14/48)	22	24,649
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	10	10,323
Eaton Corp.
4.00%, 11/02/32	15	17,156
4.15%, 11/02/42	20	22,608
General Electric Co.
4.65%, 10/17/21	16	16,698
5.88%, 01/14/38	10	12,229
6.15%, 08/07/37	10	12,449
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	50	51,390
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	10	10,216
4.88%, 09/15/41 (Call 03/15/41)	15	19,277

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	$10	$10,673
5.75%, 06/15/43	10	12,865
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	10	10,489
3.80%, 03/21/29 (Call 12/21/28)	17	18,149
4.65%, 11/01/44 (Call 05/01/44)	5	5,683
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	33	34,478
3.25%, 06/14/29 (Call 03/14/29)	10	10,401
3.30%, 11/21/24 (Call 08/21/24)	22	22,898
4.00%, 06/14/49 (Call 12/14/48)	8	8,644
4.20%, 11/21/34 (Call 05/21/34)	17	18,847
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	10	10,698

		397,490

Media — 1.5%
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	22	22,092
2.90%, 01/15/27 (Call 10/15/26)	58	57,949
3.38%, 02/15/28 (Call 12/15/27)	19	19,414
3.50%, 01/15/25 (Call 10/15/24)	8	8,315
3.70%, 08/15/24 (Call 05/15/24)	15	15,791
7.88%, 07/30/30	10	14,008
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	34	36,053
4.50%, 02/01/24 (Call 01/01/24)	37	39,605
4.91%, 07/23/25 (Call 04/23/25)	90	98,705
5.05%, 03/30/29 (Call 12/30/28)	22	24,781
5.38%, 05/01/47 (Call 11/01/46)	15	16,725
5.75%, 04/01/48 (Call 10/01/47)	25	29,061
6.38%, 10/23/35 (Call 04/23/35)	25	31,310
6.48%, 10/23/45 (Call 04/23/45)	23	28,503
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	31	37,590
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	40	40,251
2.75%, 03/01/23 (Call 02/01/23)	12	12,270
2.85%, 01/15/23	15	15,377
3.00%, 02/01/24 (Call 01/01/24)	10	10,344
3.25%, 11/01/39 (Call 05/01/39)	8	8,168
3.38%, 02/15/25 (Call 11/15/24)	32	33,755
3.38%, 08/15/25 (Call 05/15/25)	8	8,471
3.45%, 02/01/50 (Call 08/01/49)	22	22,620
3.55%, 05/01/28 (Call 02/01/28)	7	7,541
3.60%, 03/01/24	60	63,595
3.90%, 03/01/38 (Call 09/01/37)	10	11,070
3.97%, 11/01/47 (Call 05/01/47)	120	133,390
4.00%, 11/01/49 (Call 05/01/49)	25	27,978
4.05%, 11/01/52 (Call 05/01/52)	14	15,819
4.15%, 10/15/28 (Call 07/15/28)	70	78,847
4.25%, 01/15/33	31	35,814
4.40%, 08/15/35 (Call 02/25/35)	10	11,707
4.60%, 10/15/38 (Call 04/15/38)	28	33,542
4.70%, 10/15/48 (Call 04/15/48)	40	49,643
4.95%, 10/15/58 (Call 04/15/58)	22	28,754
6.40%, 05/15/38	7	9,983
6.95%, 08/15/37	10	14,848
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	15	15,280

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.95%, 03/20/28 (Call 12/20/27)	$25	$26,466
4.38%, 06/15/21	19	19,620
4.88%, 04/01/43	10	10,909
5.00%, 09/20/37 (Call 03/20/37)	25	27,755
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)	15	15,964
5.58%, 01/25/49 (Call 07/25/48)(a)	60	76,307
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	19	19,448
5.50%, 09/01/41 (Call 03/01/41)	10	11,160
5.88%, 11/15/40 (Call 05/15/40)	22	25,395
6.55%, 05/01/37	22	26,932
6.75%, 06/15/39	5	6,264
Time Warner Entertainment Co. LP
8.38%, 03/15/23	19	22,541
8.38%, 07/15/33	10	13,989
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	19	19,253
3.00%, 02/13/26	25	26,366
3.70%, 12/01/42	17	18,969
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	10	10,509
4.25%, 09/01/23 (Call 06/01/23)	25	26,563
4.38%, 03/15/43	30	30,946
5.85%, 09/01/43 (Call 03/01/43)	10	12,333
6.88%, 04/30/36	18	23,984
Walt Disney Co. (The)
1.65%, 09/01/22	40	39,836
1.75%, 08/30/24 (Call 07/30/24)	30	29,667
2.00%, 09/01/29 (Call 06/01/29)	30	29,175
2.75%, 09/01/49 (Call 03/01/49)	22	21,193
3.00%, 09/15/22	10	10,304
3.70%, 09/15/24 (Call 06/15/24)	27	28,936
4.75%, 09/15/44 (Call 03/15/44)	15	19,440
5.40%, 10/01/43	10	13,884
6.20%, 12/15/34	17	24,040
6.40%, 12/15/35	10	14,437
6.55%, 03/15/33	10	14,227

		1,885,781

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	35	35,518
3.25%, 06/15/25 (Call 03/15/25)	10	10,544
4.38%, 06/15/45 (Call 12/15/44)	10	11,863
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	15	15,603
4.50%, 12/15/28 (Call 09/15/28)	6	6,446

		79,974

Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	15	19,382
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	22	22,412
5.00%, 09/30/43	33	43,024
Newmont Goldcorp Corp.
2.80%, 10/01/29 (Call 07/01/29)	10	9,891
3.70%, 03/15/23 (Call 12/15/22)	30	31,217
4.88%, 03/15/42 (Call 09/15/41)	20	23,467
6.25%, 10/01/39	10	13,394
Rio Tinto Alcan Inc., 7.25%, 03/15/31	10	13,916

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp.
3.88%, 04/23/25	$15	$15,713
5.88%, 04/23/45	25	30,394
6.75%, 04/16/40	15	19,582
Teck Resources Ltd., 6.13%, 10/01/35	22	25,434

		267,826

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	10	11,267

Oil & Gas — 2.0%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	11	11,180
4.25%, 01/15/30 (Call 10/15/29)	10	9,938
4.25%, 01/15/44 (Call 07/15/43)	4	3,493
4.38%, 10/15/28 (Call 07/15/28)(b)	10	10,121
4.75%, 04/15/43 (Call 10/15/42)	30	27,611
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	100	103,565
3.22%, 11/28/23 (Call 09/28/23)	10	10,436
3.25%, 05/06/22	24	24,754
3.80%, 09/21/25 (Call 07/21/25)	22	23,744
3.94%, 09/21/28 (Call 06/21/28)	22	24,251
4.74%, 03/11/21	10	10,361
BP Capital Markets PLC
3.06%, 03/17/22	17	17,456
3.81%, 02/10/24	10	10,642
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	8	8,419
3.85%, 06/01/27 (Call 03/01/27)	10	10,603
4.95%, 06/01/47 (Call 12/01/46)	22	25,972
6.25%, 03/15/38	10	12,676
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	10	10,112
5.40%, 06/15/47 (Call 12/15/46)	13	14,791
6.75%, 11/15/39	10	12,389
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	47	47,681
2.90%, 03/03/24 (Call 01/03/24)	8	8,298
2.95%, 05/16/26 (Call 02/16/26)	17	17,886
3.19%, 06/24/23 (Call 03/24/23)	10	10,415
3.33%, 11/17/25 (Call 08/17/25)	20	21,346
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	8	8,152
4.38%, 06/01/24 (Call 03/01/24)	10	10,473
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	10	11,176
ConocoPhillips, 6.50%, 02/01/39	25	36,362
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	22	25,709
ConocoPhillips Holding Co., 6.95%, 04/15/29	10	13,540
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	8	8,189
4.38%, 01/15/28 (Call 10/15/27)	20	20,738
4.90%, 06/01/44 (Call 12/01/43)	10	10,181
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	10	11,170
5.00%, 06/15/45 (Call 12/15/44)	10	11,618
5.60%, 07/15/41 (Call 01/15/41)	10	12,178
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	25	27,663
5.88%, 05/28/45	20	22,952

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Encana Corp.
6.50%, 02/01/38	$10	$11,702
7.38%, 11/01/31	15	18,378
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	23	25,561
4.10%, 02/01/21	10	10,240
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(b)	22	19,168
Equinor ASA
3.15%, 01/23/22	10	10,257
3.25%, 11/10/24	25	26,350
3.63%, 09/10/28 (Call 06/10/28)	10	11,023
4.25%, 11/23/41	35	40,922
4.80%, 11/08/43	29	36,884
Exxon Mobil Corp.
1.90%, 08/16/22	13	13,041
2.40%, 03/06/22 (Call 01/06/22)	8	8,103
2.44%, 08/16/29 (Call 05/16/29)	37	37,193
3.04%, 03/01/26 (Call 12/01/25)	57	60,053
3.10%, 08/16/49 (Call 02/16/49)	22	22,206
4.11%, 03/01/46 (Call 09/01/45)	15	17,826
Hess Corp., 5.60%, 02/15/41	10	11,385
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	10	11,188
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	22	23,378
Marathon Oil Corp., 6.60%, 10/01/37	10	12,440
Marathon Petroleum Corp.
4.75%, 12/15/23 (Call 10/15/23)	10	10,832
4.75%, 09/15/44 (Call 03/15/44)	15	16,338
6.50%, 03/01/41 (Call 09/01/40)	10	12,637
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	4	4,293
5.63%, 07/01/24	8	8,739
Nexen Inc.
5.88%, 03/10/35	10	12,972
6.40%, 05/15/37	35	49,053
7.50%, 07/30/39	13	20,596
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	8	8,391
4.95%, 08/15/47 (Call 02/15/47)	4	4,239
5.05%, 11/15/44 (Call 05/15/44)	25	26,486
6.00%, 03/01/41 (Call 09/01/40)	15	17,675
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	8	8,040
2.90%, 08/15/24 (Call 06/15/24)	8	8,046
3.20%, 08/15/26 (Call 06/15/26)	18	18,100
3.40%, 04/15/26 (Call 01/15/26)	44	44,802
3.50%, 08/15/29 (Call 05/15/29)	27	27,242
4.10%, 02/15/47 (Call 08/15/46)	10	9,546
4.20%, 03/15/48 (Call 09/15/47)	10	9,736
4.40%, 04/15/46 (Call 10/15/45)	10	9,972
4.50%, 07/15/44 (Call 01/15/44)	4	3,986
4.85%, 03/15/21 (Call 02/15/21)	22	22,673
6.20%, 03/15/40	10	11,909
6.45%, 09/15/36	10	12,163
6.60%, 03/15/46 (Call 09/15/45)	15	19,333
6.95%, 07/01/24	15	17,589
7.88%, 09/15/31	15	19,956
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	23	23,389
Petroleos Mexicanos
3.50%, 01/30/23	20	20,084
4.63%, 09/21/23	10	10,417

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 01/18/24	$13	$13,569
5.50%, 01/21/21	20	20,568
5.50%, 06/27/44	13	11,474
6.35%, 02/12/48	62	58,506
6.38%, 02/04/21	10	10,392
6.38%, 01/23/45	20	19,147
6.50%, 03/13/27	65	68,026
6.50%, 06/02/41	13	12,732
6.75%, 09/21/47	71	70,024
6.84%, 01/23/30 (Call 10/23/29)(a)	45	47,268
7.69%, 01/23/50 (Call 07/23/49)(a)	45	48,347
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	31	36,416
4.88%, 11/15/44 (Call 05/15/44)	10	12,160
5.88%, 05/01/42	8	10,772
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	44	45,681
Shell International Finance BV
1.75%, 09/12/21	10	9,976
2.25%, 01/06/23	65	65,462
2.38%, 08/21/22	8	8,105
2.88%, 05/10/26	28	28,954
3.25%, 05/11/25	8	8,432
3.63%, 08/21/42	22	23,553
3.88%, 11/13/28 (Call 08/23/28)	22	24,453
4.00%, 05/10/46	23	26,389
4.38%, 05/11/45	33	39,629
4.55%, 08/12/43	22	26,727
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	30	31,656
4.00%, 11/15/47 (Call 05/15/47)	15	16,078
5.35%, 07/15/33	10	12,244
6.50%, 06/15/38	10	13,708
6.80%, 05/15/38	10	13,969
Total Capital Canada Ltd., 2.75%, 07/15/23	10	10,293
Total Capital International SA
3.70%, 01/15/24	33	35,099
3.75%, 04/10/24	10	10,696
Total Capital SA, 4.13%, 01/28/21	10	10,250
Valero Energy Corp.
4.00%, 04/01/29 (Call 01/01/29)	37	39,758
4.90%, 03/15/45	14	15,908

		2,591,194

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	37	37,950
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	30	31,656
4.85%, 11/15/35 (Call 05/15/35)	18	19,919
5.00%, 11/15/45 (Call 05/15/45)	18	20,106
6.70%, 09/15/38	10	13,173
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	15	15,147
3.95%, 12/01/42 (Call 06/01/42)	15	13,591
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	10	10,532
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	10	10,239

		172,313

Packaging & Containers — 0.1%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	26	27,303

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock MWV LLC, 7.95%, 02/15/31	$10	$13,829
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	32	35,296

		76,428

Pharmaceuticals — 2.7%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	10	10,029
2.85%, 05/14/23 (Call 03/14/23)	50	50,872
2.90%, 11/06/22	15	15,276
3.20%, 05/14/26 (Call 02/14/26)	17	17,481
3.60%, 05/14/25 (Call 02/14/25)	55	57,660
4.25%, 11/21/49 (Call 05/21/49)(a)	25	26,282
4.30%, 05/14/36 (Call 11/14/35)	10	10,844
4.40%, 11/06/42	17	18,286
4.45%, 05/14/46 (Call 11/14/45)	10	10,761
4.70%, 05/14/45 (Call 11/14/44)	53	58,890
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	150	153,034
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	25	25,541
3.80%, 03/15/25 (Call 12/15/24)	75	78,603
3.85%, 06/15/24 (Call 03/15/24)	44	46,163
4.55%, 03/15/35 (Call 09/15/34)	60	65,248
4.75%, 03/15/45 (Call 09/15/44)	45	49,463
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	10	10,461
AstraZeneca PLC
3.38%, 11/16/25	33	34,949
3.50%, 08/17/23 (Call 07/17/23)	33	34,493
4.00%, 01/17/29 (Call 10/17/28)	20	22,371
4.38%, 08/17/48 (Call 02/17/48)(b)	38	45,537
Bristol-Myers Squibb Co.
2.55%, 05/14/21(a)	22	22,215
2.88%, 08/15/20(a)	50	50,342
2.90%, 07/26/24 (Call 06/26/24)(a)	43	44,340
3.40%, 07/26/29 (Call 04/26/29)(a)	20	21,467
3.63%, 05/15/24 (Call 02/15/24)(a)	250	264,482
4.00%, 08/15/23(a)	25	26,691
4.13%, 06/15/39 (Call 12/15/38)(a)	20	23,066
4.25%, 10/26/49 (Call 04/26/49)(a)	41	48,740
4.35%, 11/15/47 (Call 05/15/47)(a)	25	29,614
4.50%, 03/01/44 (Call 09/01/43)	15	18,125
5.00%, 08/15/45 (Call 02/15/45)(a)	25	32,036
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	15	15,322
3.41%, 06/15/27 (Call 03/15/27)(b)	15	15,354
3.50%, 11/15/24 (Call 08/15/24)	20	20,815
3.75%, 09/15/25 (Call 06/15/25)	17	17,951
4.37%, 06/15/47 (Call 12/15/46)(b)	23	22,983
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)(a)	44	45,639
3.88%, 10/15/47 (Call 04/15/47)(a)	10	10,183
3.90%, 02/15/22(a)	10	10,338
4.00%, 02/15/22 (Call 11/15/21)(a)	20	20,627
4.13%, 11/15/25 (Call 09/15/25)	44	47,493
4.38%, 10/15/28 (Call 07/15/28)	22	24,354
4.75%, 11/15/21(a)	10	10,468
4.80%, 08/15/38 (Call 02/15/38)	32	37,106
4.90%, 12/15/48 (Call 06/15/48)	10	11,900
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	10	10,084
2.75%, 12/01/22 (Call 09/01/22)	44	44,660
3.25%, 08/15/29 (Call 05/15/29)	65	66,123

Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 07/20/22 (Call 05/20/22)	$10	$10,334
4.10%, 03/25/25 (Call 01/25/25)	42	45,100
4.30%, 03/25/28 (Call 12/25/27)	81	88,348
4.78%, 03/25/38 (Call 09/25/37)	55	62,550
5.05%, 03/25/48 (Call 09/25/47)	33	39,103
5.13%, 07/20/45 (Call 01/20/45)	24	28,354
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	10	10,781
3.95%, 03/15/49 (Call 09/15/48)	22	25,867
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	26	27,163
3.88%, 05/15/28	25	27,741
6.38%, 05/15/38	20	29,032
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	22	22,461
2.88%, 06/01/22 (Call 05/01/22)	18	18,388
3.00%, 06/01/24 (Call 05/01/24)	25	25,938
3.13%, 05/14/21	10	10,175
3.38%, 06/01/29 (Call 03/01/29)	22	23,639
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	22	22,626
3.38%, 12/05/23	22	23,348
3.55%, 03/01/36 (Call 09/01/35)	65	71,650
3.70%, 03/01/46 (Call 09/01/45)	13	14,799
3.75%, 03/03/47 (Call 09/03/46)	25	28,709
5.95%, 08/15/37	15	21,380
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	30	31,611
3.95%, 02/16/28 (Call 11/16/27)	20	21,216
4.88%, 03/15/44 (Call 09/15/43)	23	25,161
Mead Johnson Nutrition Co., 5.90%, 11/01/39	15	20,518
Merck & Co. Inc.
2.35%, 02/10/22	8	8,097
2.40%, 09/15/22 (Call 03/15/22)	37	37,543
2.75%, 02/10/25 (Call 11/10/24)	20	20,617
2.80%, 05/18/23	22	22,695
2.90%, 03/07/24 (Call 02/07/24)	22	22,826
3.40%, 03/07/29 (Call 12/07/28)	10	10,879
3.60%, 09/15/42 (Call 03/15/42)	15	16,509
3.70%, 02/10/45 (Call 08/10/44)	22	24,642
3.88%, 01/15/21 (Call 10/15/20)	52	53,001
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	26	28,341
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	10	10,390
5.25%, 06/15/46 (Call 12/15/45)	10	10,998
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	55	55,732
3.00%, 11/20/25 (Call 08/20/25)	10	10,507
3.40%, 05/06/24	8	8,469
4.00%, 11/20/45 (Call 05/20/45)	23	27,076
4.40%, 05/06/44	45	55,904
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	22	22,858
3.00%, 06/15/23	24	24,870
3.20%, 09/15/23 (Call 08/15/23)	13	13,560
3.40%, 05/15/24	26	27,514
3.45%, 03/15/29 (Call 12/15/28)	7	7,584
3.90%, 03/15/39 (Call 09/15/38)	10	11,411
4.10%, 09/15/38 (Call 03/15/38)	17	19,815
4.13%, 12/15/46	25	29,507

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.20%, 09/15/48 (Call 03/15/48)	$10	$11,981
4.40%, 05/15/44	22	26,685
7.20%, 03/15/39	33	52,337
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	40	40,178
2.88%, 09/23/23 (Call 07/23/23)	10	10,185
3.20%, 09/23/26 (Call 06/23/26)	8	8,280
Wyeth LLC
5.95%, 04/01/37	15	20,846
6.50%, 02/01/34	10	14,118
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	22	22,585
3.25%, 02/01/23 (Call 11/01/22)	33	33,982
3.90%, 08/20/28 (Call 05/20/28)	22	24,035
4.50%, 11/13/25 (Call 08/13/25)	10	11,062

		3,488,373

Pipelines — 1.2%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	10	10,771
5.95%, 06/01/26 (Call 03/01/26)	25	28,041
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	8	8,936
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	22	23,924
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	10	10,083
4.40%, 03/15/27 (Call 12/15/26)	4	3,903
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	15	22,239
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	8	8,131
3.50%, 06/10/24 (Call 03/10/24)	10	10,406
3.70%, 07/15/27 (Call 04/15/27)	31	32,740
Energy Transfer Operating LP
4.20%, 04/15/27 (Call 01/15/27)	5	5,150
4.75%, 01/15/26 (Call 10/15/25)	8	8,543
4.90%, 03/15/35 (Call 09/15/34)	30	30,974
5.15%, 03/15/45 (Call 09/15/44)	10	10,155
5.25%, 04/15/29 (Call 01/15/29)	25	27,599
5.50%, 06/01/27 (Call 03/01/27)	4	4,429
6.13%, 12/15/45 (Call 06/15/45)	18	20,354
6.25%, 04/15/49 (Call 10/15/48)	30	35,490
7.50%, 07/01/38	10	12,654
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	4	4,559
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	25,819
3.70%, 02/15/26 (Call 11/15/25)	8	8,479
3.75%, 02/15/25 (Call 11/15/24)	10	10,628
3.90%, 02/15/24 (Call 11/15/23)	8	8,481
3.95%, 02/15/27 (Call 11/15/26)	87	93,487
4.25%, 02/15/48 (Call 08/15/47)	58	62,066
4.45%, 02/15/43 (Call 08/15/42)	10	10,822
4.90%, 05/15/46 (Call 11/15/45)	22	25,413
5.38%, 02/15/78 (Call 02/15/28)(c)	4	3,939
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	22	22,174
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	18	17,016
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	8	8,242
5.00%, 10/01/21 (Call 07/01/21)	10	10,421
5.40%, 09/01/44 (Call 03/01/44)	10	11,342
5.63%, 09/01/41	10	11,396
6.95%, 01/15/38	10	12,978

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	$8	$8,169
5.05%, 02/15/46 (Call 08/15/45)	28	30,889
5.20%, 03/01/48 (Call 09/01/47)	10	11,505
5.30%, 12/01/34 (Call 06/01/34)	15	17,196
5.55%, 06/01/45 (Call 12/01/44)	26	30,501
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	10	10,419
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	4	4,166
4.50%, 07/15/23 (Call 04/15/23)	8	8,478
4.50%, 04/15/38 (Call 10/15/37)	10	9,982
4.70%, 04/15/48 (Call 10/15/47)	15	14,817
4.88%, 12/01/24 (Call 09/01/24)	10	10,818
4.88%, 06/01/25 (Call 03/01/25)	14	15,161
5.20%, 03/01/47 (Call 09/01/46)	10	10,470
5.20%, 12/01/47 (Call 06/01/47)(a)	5	5,189
5.25%, 01/15/25 (Call 01/15/21)(a)	13	13,624
5.50%, 02/15/49 (Call 08/15/48)	30	32,871
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	8	8,026
3.40%, 09/01/29 (Call 06/01/29)	22	21,915
4.55%, 07/15/28 (Call 04/15/28)	7	7,587
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	22	23,851
6.13%, 02/01/41 (Call 08/01/40)	10	11,954
6.85%, 10/15/37	20	25,356
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	31	32,261
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	9,666
4.50%, 12/15/26 (Call 09/15/26)	15	15,787
4.65%, 10/15/25 (Call 07/15/25)	10	10,623
4.90%, 02/15/45 (Call 08/15/44)	22	21,287
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	33	34,745
5.63%, 03/01/25 (Call 12/01/24)	44	49,149
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	30	31,020
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	5	5,122
4.00%, 10/01/27 (Call 07/01/27)	37	37,684
5.40%, 10/01/47 (Call 04/01/47)	10	10,520
5.95%, 12/01/25 (Call 08/01/25)	20	22,668
6.10%, 02/15/42	10	10,957
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	35	38,559
4.63%, 03/01/34 (Call 12/01/33)	5	5,662
4.75%, 05/15/38 (Call 11/15/37)	10	11,381
4.88%, 05/15/48 (Call 11/15/47)	10	11,649
5.10%, 03/15/49 (Call 09/15/48)	25	30,128
5.85%, 03/15/36	5	6,137
6.10%, 06/01/40	10	13,000
6.20%, 10/15/37	10	12,840
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(c)	15	15,775
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	20	21,120
5.40%, 08/15/41 (Call 02/15/41)	15	17,359
7.85%, 02/01/26 (Call 11/01/25)	10	12,674
Western Midstream Operating LP
4.00%, 07/01/22 (Call 04/01/22)	22	22,362
5.50%, 08/15/48 (Call 02/15/48)	10	8,586

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	$17	$17,410
4.30%, 03/04/24 (Call 12/04/23)	10	10,570
4.50%, 11/15/23 (Call 08/15/23)	10	10,628
4.85%, 03/01/48 (Call 09/01/47)	25	26,163
4.90%, 01/15/45 (Call 07/15/44)	5	5,205
5.10%, 09/15/45 (Call 03/15/45)	20	21,568
5.75%, 06/24/44 (Call 12/24/43)	4	4,581

		1,609,574

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	21,502
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	10	11,133

		32,635

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc., 2.75%, 12/15/29 (Call 09/15/29)	72	71,161
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	10	10,400
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	22	23,525
American Tower Corp.
2.25%, 01/15/22	10	10,029
3.00%, 06/15/23	10	10,223
3.45%, 09/15/21	10	10,221
3.50%, 01/31/23	34	35,233
3.60%, 01/15/28 (Call 10/15/27)	10	10,502
3.80%, 08/15/29 (Call 05/15/29)	6	6,413
4.00%, 06/01/25 (Call 03/01/25)	27	28,871
5.00%, 02/15/24	10	11,003
5.90%, 11/01/21	11	11,767
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	21	21,614
2.95%, 09/15/22 (Call 06/15/22)	10	10,218
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	28	27,912
3.20%, 01/15/25 (Call 10/15/24)	69	71,391
3.65%, 02/01/26 (Call 11/03/25)	22	23,322
3.85%, 02/01/23 (Call 11/01/22)	22	23,125
4.13%, 05/15/21 (Call 02/15/21)	22	22,540
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	10	10,513
4.13%, 05/15/29 (Call 02/15/29)	17	18,322
Camden Property Trust, 2.95%, 12/15/22 (Call 02/02/22)	10	10,215
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	37	38,813
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	44	44,895
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	37	39,097
3.70%, 06/15/26 (Call 03/15/26)	15	15,840
4.45%, 02/15/26 (Call 11/15/25)	13	14,227
4.88%, 04/15/22	8	8,480
5.20%, 02/15/49 (Call 08/15/48)	22	27,269
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	44	45,830
3.95%, 07/01/22 (Call 05/01/22)	22	22,954
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	10	10,480
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	8	8,676

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	$10	$9,926
3.38%, 06/01/25 (Call 03/01/25)	15	15,770
3.50%, 03/01/28 (Call 12/01/27)	15	16,031
4.50%, 07/01/44 (Call 01/01/44)	15	18,067
4.50%, 06/01/45 (Call 12/01/44)	15	18,040
4.63%, 12/15/21 (Call 09/15/21)	22	23,007
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)(b)	15	15,843
4.50%, 03/15/48 (Call 09/15/47)	15	17,453
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	10	10,380
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	25	27,668
5.38%, 11/01/23 (Call 08/01/23)	31	33,885
5.75%, 06/01/28 (Call 03/03/28)	10	11,383
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	15	15,630
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	22	21,886
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	22	23,005
3.88%, 08/15/24 (Call 05/15/24)	30	31,967
6.75%, 02/01/41 (Call 08/01/40)	15	21,333
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	15	15,751
Series D, 3.75%, 10/15/23 (Call 07/15/22)	10	10,437
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	15	16,382
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	26	26,717
3.30%, 02/01/25 (Call 12/01/24)	17	17,596
3.70%, 10/01/49 (Call 04/01/49)	22	21,800
Liberty Property LP
4.38%, 02/01/29 (Call 11/01/28)	10	11,430
4.40%, 02/15/24 (Call 11/15/23)	10	10,836
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	10	10,755
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	10	10,656
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	15	15,577
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	22	22,053
4.38%, 08/01/23 (Call 06/01/23)	10	10,632
4.75%, 01/15/28 (Call 10/15/27)	22	23,950
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	10	10,506
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	10	10,742
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)(b)	13	13,647
3.88%, 07/15/24 (Call 04/15/24)	17	18,168
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	10	10,056
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	5	5,375
Service Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	15	15,529
4.95%, 10/01/29 (Call 07/01/29)	5	5,015
5.00%, 08/15/22 (Call 02/15/22)	10	10,450
5.25%, 02/15/26 (Call 08/15/25)	10	10,484
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	22	21,628
2.50%, 07/15/21 (Call 04/15/21)	10	10,074
2.75%, 02/01/23 (Call 12/01/22)	22	22,437
3.38%, 10/01/24 (Call 07/01/24)	15	15,782
3.38%, 06/15/27 (Call 03/15/27)	22	23,346

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 12/01/27 (Call 09/01/27)	$22	$23,444
6.75%, 02/01/40 (Call 11/01/39)	10	14,799
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	5	5,028
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	22	22,141
3.50%, 01/15/28 (Call 10/15/27)	22	23,166
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	22	21,843
4.13%, 01/15/26 (Call 10/15/25)	13	14,005
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	10	10,538
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)	10	10,118
3.75%, 03/15/23 (Call 12/15/22)	10	10,440
4.00%, 06/01/25 (Call 03/01/25)	17	18,301
4.13%, 03/15/29 (Call 09/15/28)	5	5,447
4.50%, 01/15/24 (Call 10/15/23)	10	10,802
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	15	15,371
7.38%, 03/15/32	10	13,887
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	11	11,806

		1,745,302

Retail — 1.1%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	17	17,137
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	11	11,381
3.70%, 04/15/22 (Call 01/15/22)	44	45,445
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	10	10,327
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	47	48,503
3.00%, 05/18/27 (Call 02/18/27)(b)	15	15,909
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	10	10,499
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	17	18,274
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	10	10,579
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	10	10,422
2.95%, 06/15/29 (Call 03/15/29)	15	15,667
3.00%, 04/01/26 (Call 01/01/26)	22	23,109
3.25%, 03/01/22	10	10,314
3.35%, 09/15/25 (Call 06/15/25)	22	23,453
3.90%, 06/15/47 (Call 12/15/46)	15	17,146
4.20%, 04/01/43 (Call 10/01/42)	10	11,706
4.25%, 04/01/46 (Call 10/01/45)	10	11,901
4.40%, 03/15/45 (Call 09/15/44)	37	44,680
4.88%, 02/15/44 (Call 08/15/43)	10	12,807
5.88%, 12/16/36	44	61,150
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	10	10,257
3.38%, 09/15/25 (Call 06/15/25)	10	10,534
3.65%, 04/05/29 (Call 01/05/29)	22	23,571
3.70%, 04/15/46 (Call 10/15/45)	25	25,541
3.80%, 11/15/21 (Call 08/15/21)	17	17,511
4.05%, 05/03/47 (Call 11/03/46)	22	23,635
4.25%, 09/15/44 (Call 03/15/44)	15	16,235
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	44	44,016
3.88%, 01/15/22 (Call 10/15/21)	15	15,270
McDonald’s Corp.
3.35%, 04/01/23 (Call 03/01/23)	20	20,812
3.50%, 03/01/27 (Call 12/01/26)	60	64,289

Security	Par (000)	Value

Retail (continued)
3.70%, 01/30/26 (Call 10/30/25)	$10	$10,759
3.80%, 04/01/28 (Call 01/01/28)	22	24,100
4.60%, 05/26/45 (Call 11/26/44)	28	32,710
4.70%, 12/09/35 (Call 06/09/35)	21	25,024
4.88%, 12/09/45 (Call 06/09/45)	10	12,160
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	15	15,371
5.00%, 01/15/44 (Call 07/15/43)	9	8,750
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	10	10,739
3.90%, 06/01/29 (Call 03/01/29)	22	24,140
QVC Inc.
4.38%, 03/15/23	20	20,689
4.85%, 04/01/24	5	5,278
5.45%, 08/15/34 (Call 02/15/34)	18	17,865
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	13	13,503
3.80%, 08/15/25 (Call 06/15/25)	10	10,763
3.85%, 10/01/23 (Call 07/01/23)	10	10,611
4.00%, 11/15/28 (Call 08/15/28)	10	11,115
Target Corp.
2.50%, 04/15/26	22	22,570
3.38%, 04/15/29 (Call 01/15/29)	22	23,903
3.50%, 07/01/24	22	23,512
4.00%, 07/01/42	25	28,865
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	10	10,010
2.50%, 05/15/23 (Call 02/15/23)	10	10,160
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	22	22,357
3.80%, 11/18/24 (Call 08/18/24)(b)	35	36,290
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	32	32,435
2.38%, 09/24/29 (Call 06/24/29)	24	24,102
2.95%, 09/24/49 (Call 03/24/49)	15	15,021
3.13%, 06/23/21	10	10,207
3.25%, 07/08/29 (Call 04/08/29)	73	78,598
3.55%, 06/26/25 (Call 04/26/25)	22	23,714
3.63%, 12/15/47 (Call 06/15/47)	10	11,183
3.70%, 06/26/28 (Call 03/26/28)	22	24,332
3.95%, 06/28/38 (Call 12/28/37)	10	11,704
4.05%, 06/29/48 (Call 12/29/47)	10	11,966
5.25%, 09/01/35	28	36,989
5.63%, 04/01/40	10	14,168
5.63%, 04/15/41	5	7,188
6.20%, 04/15/38	15	22,141

		1,457,072

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	10	10,792
Analog Devices Inc.
2.95%, 01/12/21	10	10,081
3.50%, 12/05/26 (Call 09/05/26)	22	23,187
3.90%, 12/15/25 (Call 09/15/25)	22	23,614
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	10	10,899
5.10%, 10/01/35 (Call 04/01/35)	40	51,004
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	65	64,908
2.65%, 01/15/23 (Call 12/15/22)	33	33,019
3.63%, 01/15/24 (Call 11/15/23)	55	56,619

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.88%, 01/15/27 (Call 10/15/26)	$65	$66,349
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	20	20,553
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)	26	27,574
3.70%, 07/29/25 (Call 04/29/25)	41	44,336
3.73%, 12/08/47 (Call 06/08/47)	15	16,541
4.10%, 05/11/47 (Call 11/11/46)	41	47,529
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	39	42,789
4.13%, 11/01/21 (Call 09/01/21)	11	11,374
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	22	22,256
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	33	35,183
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(a)	57	61,864
5.35%, 03/01/26 (Call 01/01/26)(a)	5	5,613
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(a)	8	8,404
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	10	10,161
3.00%, 05/20/22	20	20,474
3.25%, 05/20/27 (Call 02/20/27)	30	31,466
3.45%, 05/20/25 (Call 02/20/25)	31	32,823
4.30%, 05/20/47 (Call 11/20/46)	18	20,361
4.65%, 05/20/35 (Call 11/20/34)	22	26,187
4.80%, 05/20/45 (Call 11/20/44)	10	12,021
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	8	8,009
2.25%, 09/04/29 (Call 06/04/29)	10	9,853
2.75%, 03/12/21 (Call 02/12/21)	10	10,111
4.15%, 05/15/48 (Call 11/15/47)	31	37,400
Xilinx Inc., 3.00%, 03/15/21	10	10,122

		923,476

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	8	8,360

Software — 1.0%
Activision Blizzard Inc.
2.60%, 06/15/22 (Call 05/15/22)	10	10,111
3.40%, 09/15/26 (Call 06/15/26)	23	24,210
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	8	8,413
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	17	18,470
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	8	8,686
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	28	28,544
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	24	24,750
3.88%, 06/05/24 (Call 03/05/24)	10	10,648
5.00%, 10/15/25 (Call 07/15/25)	10	11,456
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	22	22,774
3.50%, 07/01/29 (Call 04/01/29)	26	27,319
3.80%, 10/01/23 (Call 09/01/23)	30	31,630
4.40%, 07/01/49 (Call 01/01/49)	15	16,776
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	30	30,159
2.38%, 02/12/22 (Call 01/12/22)	22	22,293
2.38%, 05/01/23 (Call 02/01/23)	26	26,421
2.40%, 02/06/22 (Call 01/06/22)	46	46,630
2.65%, 11/03/22 (Call 09/03/22)	10	10,238
2.70%, 02/12/25 (Call 11/12/24)	48	49,582

Security	Par (000)	Value

Software (continued)
3.13%, 11/03/25 (Call 08/03/25)	$25	$26,475
3.30%, 02/06/27 (Call 11/06/26)	34	36,579
3.45%, 08/08/36 (Call 02/08/36)	44	48,381
3.50%, 11/15/42	27	29,628
3.70%, 08/08/46 (Call 02/08/46)	105	119,654
3.75%, 05/01/43 (Call 11/01/42)	10	11,342
4.00%, 02/08/21	22	22,589
4.00%, 02/12/55 (Call 08/12/54)	22	26,275
4.45%, 11/03/45 (Call 05/03/45)	32	40,270
4.50%, 02/06/57 (Call 08/06/56)	15	19,448
4.88%, 12/15/43 (Call 06/15/43)	10	13,124
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	18	18,006
2.40%, 09/15/23 (Call 07/15/23)	18	18,254
2.50%, 10/15/22	15	15,250
2.63%, 02/15/23 (Call 01/15/23)	51	51,966
2.65%, 07/15/26 (Call 04/15/26)	50	51,099
2.80%, 07/08/21	8	8,120
2.95%, 11/15/24 (Call 09/15/24)	38	39,476
2.95%, 05/15/25 (Call 02/15/25)	31	32,217
3.25%, 11/15/27 (Call 08/15/27)	16	17,003
3.90%, 05/15/35 (Call 11/15/34)	10	11,268
4.00%, 07/15/46 (Call 01/15/46)	10	11,167
4.00%, 11/15/47 (Call 05/15/47)	10	11,196
4.13%, 05/15/45 (Call 11/15/44)	22	24,838
4.30%, 07/08/34 (Call 01/08/34)	20	23,356
4.50%, 07/08/44 (Call 01/08/44)	26	30,820
5.38%, 07/15/40	32	41,620
6.13%, 07/08/39	10	14,134
6.50%, 04/15/38	15	21,745
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	10	10,398
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	22	22,411

		1,297,219

Telecommunications — 1.7%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	10	10,132
3.00%, 02/15/22	10	10,197
3.00%, 06/30/22 (Call 04/30/22)	10	10,200
3.20%, 03/01/22 (Call 02/01/22)	10	10,237
3.40%, 05/15/25 (Call 02/15/25)	45	47,014
3.55%, 06/01/24 (Call 03/01/24)	24	25,119
3.60%, 02/17/23 (Call 12/17/22)	8	8,346
3.60%, 07/15/25 (Call 04/15/25)	10	10,541
3.80%, 03/01/24 (Call 01/01/24)	10	10,569
3.80%, 02/15/27 (Call 11/15/26)	22	23,449
3.88%, 01/15/26 (Call 10/15/25)	5	5,325
3.90%, 03/11/24 (Call 12/11/23)	25	26,505
4.10%, 02/15/28 (Call 11/15/27)	22	23,817
4.25%, 03/01/27 (Call 12/01/26)	22	24,076
4.35%, 03/01/29 (Call 12/01/28)	82	90,476
4.35%, 06/15/45 (Call 12/15/44)	22	23,403
4.45%, 05/15/21	22	22,758
4.45%, 04/01/24 (Call 01/01/24)	25	27,029
4.50%, 05/15/35 (Call 11/15/34)	22	24,354
4.50%, 03/09/48 (Call 09/09/47)	30	32,668
4.65%, 06/01/44 (Call 12/01/43)	17	18,535
4.75%, 05/15/46 (Call 11/15/45)	37	41,377
4.80%, 06/15/44 (Call 12/15/43)	55	61,997
4.90%, 08/15/37 (Call 02/14/37)	22	25,148
4.90%, 06/15/42	22	24,741

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.15%, 11/15/46 (Call 05/15/46)	$15	$17,597
5.15%, 02/15/50 (Call 08/14/49)	15	17,903
5.25%, 03/01/37 (Call 09/01/36)	22	26,076
5.35%, 09/01/40	23	27,544
5.38%, 10/15/41	10	11,718
5.45%, 03/01/47 (Call 09/01/46)	15	18,355
5.55%, 08/15/41	22	26,706
6.00%, 08/15/40 (Call 05/15/40)	43	54,555
British Telecommunications PLC, 9.63%, 12/15/30	25	38,273
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	8	7,999
2.20%, 02/28/21	10	10,046
2.20%, 09/20/23 (Call 07/20/23)	10	10,103
2.60%, 02/28/23	24	24,512
3.50%, 06/15/25	63	67,796
3.63%, 03/04/24	38	40,564
5.90%, 02/15/39	8	11,302
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	20	20,430
4.38%, 11/15/57 (Call 05/15/57)	14	13,909
5.35%, 11/15/48 (Call 05/15/48)	8	10,026
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	36,838
Juniper Networks Inc., 4.50%, 03/15/24	15	16,212
Motorola Solutions Inc.
3.50%, 03/01/23	15	15,456
4.60%, 05/23/29 (Call 02/23/29)	22	24,052
Orange SA, 9.00%, 03/01/31	10	15,589
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	15	15,973
4.35%, 05/01/49 (Call 11/01/48)	25	28,361
4.50%, 03/15/43 (Call 09/15/42)	10	11,376
5.00%, 03/15/44 (Call 09/15/43)	55	67,245
Telefonica Emisiones SA
5.46%, 02/16/21	15	15,604
7.05%, 06/20/36	36	50,600
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	10	10,624
4.30%, 06/15/49 (Call 12/15/48)	22	24,961
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	55	55,686
3.13%, 03/16/22	70	71,837
3.38%, 02/15/25	37	39,071
3.50%, 11/01/24 (Call 08/01/24)	87	92,191
3.88%, 02/08/29 (Call 11/08/28)	4	4,421
4.02%, 12/03/29 (Call 09/03/29)	6	6,696
4.13%, 03/16/27	10	11,113
4.27%, 01/15/36	8	9,122
4.40%, 11/01/34 (Call 05/01/34)	10	11,603
4.52%, 09/15/48	145	174,783
4.86%, 08/21/46	50	62,615
6.55%, 09/15/43	40	59,333
Vodafone Group PLC
3.75%, 01/16/24	31	32,635
4.38%, 05/30/28	24	26,641
4.38%, 02/19/43	8	8,504
4.88%, 06/19/49	40	45,784
5.00%, 05/30/38	26	29,943
5.25%, 05/30/48	10	11,934

		2,180,230

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	$10	$9,894

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	10	10,291
3.05%, 09/01/22 (Call 06/01/22)	20	20,552
3.75%, 04/01/24 (Call 01/01/24)	22	23,500
3.90%, 08/01/46 (Call 02/01/46)	10	11,115
4.15%, 04/01/45 (Call 10/01/44)	10	11,517
4.15%, 12/15/48 (Call 06/15/48)	10	11,674
4.45%, 03/15/43 (Call 09/15/42)	32	37,849
4.70%, 09/01/45 (Call 03/01/45)	20	24,691
4.90%, 04/01/44 (Call 10/01/43)	10	12,603
6.15%, 05/01/37	18	25,179
6.20%, 08/15/36	10	13,919
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	20	20,588
3.65%, 02/03/48 (Call 08/03/47)	10	11,176
6.25%, 08/01/34	10	14,054
Canadian Pacific Railway Co.
5.95%, 05/15/37	24	32,506
6.13%, 09/15/2115 (Call 03/15/2115)	10	14,804
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	28	27,445
3.40%, 08/01/24 (Call 05/01/24)	10	10,536
3.80%, 03/01/28 (Call 12/01/27)	22	24,003
3.80%, 11/01/46 (Call 05/01/46)	10	10,646
4.30%, 03/01/48 (Call 09/01/47)	10	11,507
4.75%, 05/30/42 (Call 11/30/41)	15	17,712
6.15%, 05/01/37	10	13,321
FedEx Corp.
3.20%, 02/01/25	17	17,669
3.30%, 03/15/27 (Call 12/15/26)	15	15,468
3.40%, 02/15/28 (Call 11/15/27)(b)	10	10,277
3.90%, 02/01/35	10	10,345
4.00%, 01/15/24	20	21,389
4.05%, 02/15/48 (Call 08/15/47)	50	49,078
4.55%, 04/01/46 (Call 10/01/45)	10	10,466
4.95%, 10/17/48 (Call 04/17/48)	8	8,877
5.10%, 01/15/44	8	8,992
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	10	10,233
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	6	5,982
2.90%, 02/15/23 (Call 11/15/22)	8	8,177
3.15%, 06/01/27 (Call 03/01/27)	4	4,189
3.80%, 08/01/28 (Call 05/01/28)	15	16,542
4.15%, 02/28/48 (Call 08/28/47)	15	16,915
4.84%, 10/01/41	10	12,025
5.10%, 08/01/2118 (Call 02/01/2118)	15	18,029
Ryder System Inc., 2.50%, 09/01/24 (Call 08/01/24)	10	10,021
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	14	14,272
2.95%, 01/15/23 (Call 10/15/22)	15	15,327
3.20%, 06/08/21	22	22,415
3.25%, 01/15/25 (Call 10/01/24)	5	5,226
3.60%, 09/15/37 (Call 03/15/37)	17	17,813
3.70%, 03/01/29 (Call 12/01/28)	10	10,917
3.75%, 03/15/24 (Call 12/15/23)(b)	10	10,592
3.75%, 07/15/25 (Call 05/15/25)	10	10,734

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.95%, 09/10/28 (Call 06/10/28)	$33	$36,542
4.00%, 04/15/47 (Call 10/15/46)	15	16,493
4.05%, 11/15/45 (Call 05/15/45)	15	16,359
4.05%, 03/01/46 (Call 09/01/45)	12	13,147
4.10%, 09/15/67 (Call 03/15/67)	10	10,380
4.38%, 09/10/38 (Call 03/10/38)	15	17,264
4.50%, 09/10/48 (Call 03/10/48)	15	17,965
United Parcel Service Inc.
2.45%, 10/01/22	10	10,144
2.50%, 04/01/23 (Call 03/01/23)	72	73,052
2.80%, 11/15/24 (Call 09/15/24)	20	20,652
3.13%, 01/15/21	10	10,142
3.40%, 03/15/29 (Call 12/15/28)	24	25,797
3.63%, 10/01/42	10	10,511
3.75%, 11/15/47 (Call 05/15/47)	15	16,285
4.25%, 03/15/49 (Call 09/15/48)	22	25,757

		1,093,648

Trucking & Leasing — 0.0%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	31	31,747
4.55%, 11/07/28 (Call 08/07/28)	15	16,419

		48,166

Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	22	23,086
3.45%, 06/01/29 (Call 03/01/29)	40	42,607
3.75%, 09/01/47 (Call 03/01/47)	10	10,803
6.59%, 10/15/37	17	24,299
Aqua America Inc., 4.28%, 05/01/49 (Call 11/01/48)	10	11,320
Veolia Environnement SA, 6.75%, 06/01/38	10	13,856

		125,971

Total Corporate Bonds & Notes — 37.4% (Cost: $47,126,868)		48,723,124

Foreign Government Obligations(e)

Canada — 0.3%
Canada Government International Bond, 2.00%, 11/15/22	10	10,101
Export Development Canada, 2.00%, 05/17/22	10	10,080
Province of Alberta Canada, 3.30%, 03/15/28	10	10,938
Province of British Columbia Canada
2.00%, 10/23/22	10	10,080
2.25%, 06/02/26	19	19,380
Province of Manitoba Canada, 2.10%, 09/06/22	22	22,184
Province of New Brunswick Canada, 3.63%, 02/24/28	10	11,077
Province of Ontario Canada
2.20%, 10/03/22	25	25,286
2.25%, 05/18/22	75	75,847
2.45%, 06/29/22	10	10,166
2.50%, 04/27/26	25	25,790
Province of Quebec Canada
2.50%, 04/20/26	28	28,903
2.63%, 02/13/23	20	20,529
2.75%, 04/12/27	10	10,515
Series PD, 7.50%, 09/15/29	10	14,629
Series QO, 2.88%, 10/16/24	44	46,150

		351,655

Chile — 0.1%
Chile Government International Bond, 3.25%, 09/14/21	110	112,111

Security	Par (000)	Value

Colombia — 0.1%
Colombia Government International Bond
6.13%, 01/18/41	$100	$127,626
8.13%, 05/21/24	15	18,383

		146,009

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	49	53,681
5.38%, 03/25/24	34	38,326
5.75%, 11/22/23	45	50,763
6.38%, 03/29/21	10	10,579
7.63%, 03/29/41	10	16,337

		169,686

Italy — 0.2%
Republic of Italy Government International Bond, 2.88%, 10/17/29	200	191,816

Japan — 0.3%
Japan Bank for International Cooperation
2.25%, 11/04/26	200	201,822
3.13%, 07/20/21	200	204,028

		405,850

Mexico — 0.4%
Mexico Government International Bond
4.00%, 10/02/23	14	14,812
4.15%, 03/28/27	350	373,576
4.75%, 03/08/44	41	44,750
5.55%, 01/21/45	20	24,344
5.75%, 10/12/2110	32	37,206
6.05%, 01/11/40	10	12,891
6.75%, 09/27/34	20	27,333
8.30%, 08/15/31	10	14,889

		549,801

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	11	15,489
8.88%, 09/30/27	11	15,719
9.38%, 04/01/29	10	15,292

		46,500

Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	20	22,425
5.63%, 11/18/50	18	26,280
6.55%, 03/14/37	38	55,330
8.75%, 11/21/33	28	46,140

		150,175

Philippines — 0.1%
Philippine Government International Bond
3.95%, 01/20/40	80	91,990
10.63%, 03/16/25	11	15,574

		107,564

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	26	26,807
3.25%, 04/06/26	10	10,632
4.00%, 01/22/24	46	49,594
5.00%, 03/23/22	25	26,772
5.13%, 04/21/21	25	26,082

		139,887

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea — 0.2%
Export-Import Bank of Korea, 2.88%, 01/21/25	$200	$206,552

Supranational — 1.0%
African Development Bank
1.25%, 07/26/21	45	44,662
2.13%, 11/16/22	10	10,125
Asian Development Bank
1.63%, 03/16/21(b)	25	24,966
1.75%, 06/08/21	22	22,010
1.75%, 09/13/22(b)	10	10,023
1.75%, 08/14/26	5	4,981
1.88%, 02/18/22	10	10,044
2.00%, 02/16/22(b)	45	45,319
2.00%, 01/22/25	34	34,463
2.50%, 11/02/27	20	20,981
2.75%, 01/19/28	45	48,173
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/24	10	10,224
Corp. Andina de Fomento, 4.38%, 06/15/22	20	20,967
Council of Europe Development Bank, 2.63%, 02/13/23	10	10,289
European Bank for Reconstruction & Development
1.88%, 02/23/22	44	44,176
2.00%, 02/01/21	10	10,026
European Investment Bank
1.63%, 10/09/29	6	5,884
1.88%, 02/10/25	44	44,375
2.00%, 12/15/22	75	75,735
2.13%, 10/15/21	12	12,097
2.25%, 03/15/22	10	10,131
2.38%, 05/13/21	48	48,453
2.38%, 06/15/22	10	10,176
2.50%, 04/15/21	25	25,263
2.50%, 03/15/23	75	76,982
2.63%, 03/15/24	45	46,726
2.88%, 08/15/23	10	10,428
3.13%, 12/14/23	44	46,468
3.25%, 01/29/24	10	10,619
4.00%, 02/16/21	20	20,537
Inter-American Development Bank
1.75%, 09/14/22(b)	19	19,040
2.13%, 01/18/22	44	44,413
2.13%, 01/15/25	33	33,650
2.25%, 06/18/29	6	6,201
2.63%, 04/19/21	14	14,172
2.63%, 01/16/24	10	10,366
3.13%, 09/18/28	75	82,789
International Bank for Reconstruction & Development
1.38%, 05/24/21	20	19,903
1.63%, 03/09/21	10	9,988
1.63%, 02/10/22	10	9,991
2.00%, 01/26/22	20	20,140
2.13%, 03/03/25	14	14,282
2.50%, 03/19/24	45	46,490
2.50%, 11/25/24	50	51,899
2.50%, 07/29/25	20	20,833
2.50%, 11/22/27	10	10,508
2.75%, 07/23/21	10	10,169
3.00%, 09/27/23	10	10,489
Series GDIF, 1.88%, 06/19/23	14	14,097
International Finance Corp., 2.00%, 10/24/22	10	10,098

		1,274,821

Security	Par (000)	Value

Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	$12	$13,116
4.50%, 08/14/24(b)	10	10,764
5.10%, 06/18/50	65	77,773
7.63%, 03/21/36	20	29,508
8.00%, 11/18/22	10	11,170

		142,331

Total Foreign Government Obligations — 3.1% (Cost: $3,866,610)		3,994,758

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	25	41,382
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	27,302
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	32,273
State of California GO
3.38%, 04/01/25	25	26,617
4.50%, 04/01/33 (Call 04/01/28)	25	28,418
State of California GO BAB
7.30%, 10/01/39	25	38,290
7.55%, 04/01/39	50	81,071
University of California RB, Series AD, 4.86%, 05/15/2112	25	32,348

		307,701

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	28,491

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	25	30,811
State of Illinois GO, 5.10%, 06/01/33(b)	85	91,127

		121,938

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	36,051

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	25	32,765

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(d)	50	46,312
New Jersey State Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	25	38,804
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	30	41,286

		126,402

New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	20	28,612
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	25	34,905
New York State Dormitory Authority RB BAB, 5.63%, 03/15/39 BAB	15	18,942

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	$25	$33,471
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	55,652

		171,582

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	34,189
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	29,639
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	28,984

		92,812

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	25	29,968

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	20	28,097
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48	25	33,519
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	40,407

		102,023

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	30,855

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	25	32,475

Total Municipal Debt Obligations — 0.8% (Cost: $1,002,863)		1,113,063

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	10	10,037
1.90%, 06/24/21	10	10,032
Federal Home Loan Banks
1.13%, 07/14/21	60	59,494
1.50%, 08/15/24	20	19,816
2.13%, 06/09/23	20	20,332
2.25%, 06/11/21	40	40,341
2.50%, 12/09/22	20	20,506
2.88%, 12/10/21	20	20,463
3.00%, 10/12/21	60	61,469
3.13%, 09/12/25	10	10,737
3.38%, 09/08/23	25	26,572
3.63%, 06/11/21	300	308,817
5.50%, 07/15/36	25	36,007
Federal Home Loan Mortgage Corp.
2.38%, 02/16/21	150	151,248
2.38%, 01/13/22	245	248,658
6.25%, 07/15/32	50	73,015
Federal National Mortgage Association
1.38%, 02/26/21	150	149,455
1.88%, 04/05/22	100	100,551
2.00%, 10/05/22	100	101,021
2.25%, 04/12/22	40	40,546
2.38%, 01/19/23	100	102,254
2.63%, 01/11/22	55	56,102
5.63%, 07/15/37	86	127,245

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
6.25%, 05/15/29	$50	$68,379
6.63%, 11/15/30	90	130,097
7.25%, 05/15/30	35	52,122
Tennessee Valley Authority, 3.50%, 12/15/42	50	57,464

		2,102,780

U.S. Government Obligations — 56.1%
U.S. Treasury Note/Bond
1.13%, 07/31/21	600	594,656
1.38%, 04/30/21	1,500	1,493,730
1.38%, 05/31/21	1,000	995,469
1.38%, 06/30/23	2,500	2,479,883
1.38%, 08/31/23	150	148,746
1.50%, 03/31/23	300	298,969
1.50%, 09/30/24	600	596,297
1.50%, 08/15/26	1,700	1,676,094
1.63%, 08/15/22	450	450,211
1.63%, 11/15/22	250	250,156
1.63%, 04/30/23	250	250,098
1.63%, 02/15/26	1,600	1,592,125
1.63%, 05/15/26	850	845,285
1.63%, 09/30/26	500	496,719
1.63%, 10/31/26	300	297,938
1.63%, 08/15/29	1,150	1,133,289
1.75%, 03/31/22	500	501,680
1.75%, 04/30/22	500	501,680
1.75%, 05/15/22	600	602,063
1.75%, 09/30/22	200	200,813
1.75%, 05/15/23	750	753,398
1.75%, 06/30/24	400	402,125
1.88%, 04/30/22	750	754,570
1.88%, 08/31/22	300	302,156
1.88%, 09/30/22	1,400	1,410,719
2.00%, 11/15/21	450	453,182
2.00%, 12/31/21	1,300	1,309,648
2.00%, 10/31/22	1,000	1,011,250
2.00%, 11/30/22	700	707,984
2.00%, 05/31/24	1,720	1,747,950
2.00%, 02/15/25	475	483,164
2.00%, 11/15/26	450	458,156
2.13%, 01/31/21	500	502,500
2.13%, 06/30/21	250	251,768
2.13%, 09/30/21	2,000	2,016,797
2.13%, 12/31/21	250	252,500
2.13%, 03/31/24	2,500	2,551,367
2.13%, 05/15/25	1,700	1,740,109
2.25%, 03/31/21	2,000	2,014,687
2.25%, 04/30/21	1,000	1,007,812
2.25%, 12/31/23	1,000	1,024,687
2.25%, 11/15/24	600	617,297
2.25%, 11/15/25	850	876,430
2.25%, 08/15/27	300	311,063
2.25%, 11/15/27	600	622,594
2.25%, 08/15/46	315	317,412
2.38%, 03/15/21	2,200	2,219,164
2.38%, 08/15/24	800	826,625
2.38%, 05/15/27	1,800	1,881,000
2.38%, 05/15/29	550	578,188
2.38%, 11/15/49	150	155,742
2.50%, 02/28/21	1,800	1,817,578
2.50%, 08/15/23	400	412,656

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 05/15/24	$1,000	$1,037,109
2.50%, 02/15/45	1,395	1,474,123
2.50%, 02/15/46	60	63,469
2.50%, 05/15/46	290	306,902
2.63%, 02/15/29	483	517,791
2.75%, 11/15/23	500	521,445
2.75%, 02/15/24	1,000	1,045,312
2.75%, 08/15/42	550	605,773
2.75%, 11/15/42	200	220,344
2.75%, 08/15/47	500	556,250
2.88%, 09/30/23	250	261,582
2.88%, 11/30/23	750	786,035
2.88%, 05/15/28	875	951,836
2.88%, 05/15/43	325	365,574
2.88%, 08/15/45	200	226,344
2.88%, 11/15/46	350	397,906
3.00%, 11/15/44	500	576,719
3.00%, 05/15/45	350	404,688
3.00%, 11/15/45	350	405,508
3.00%, 02/15/47	200	232,906
3.00%, 02/15/48	150	175,008
3.00%, 08/15/48	600	701,250
3.13%, 05/15/21	2,000	2,040,937
3.13%, 11/15/41	250	291,875
3.13%, 02/15/42	800	934,500
3.13%, 08/15/44	700	823,484
3.38%, 05/15/44	500	611,484
3.38%, 11/15/48	450	563,273
3.63%, 02/15/21	500	511,328
3.63%, 08/15/43	500	632,734
3.63%, 02/15/44	1,000	1,268,906
3.88%, 08/15/40	150	194,133
4.25%, 11/15/40	412	559,998
4.38%, 05/15/40	400	550,938
4.38%, 05/15/41	300	415,313
5.25%, 11/15/28	750	965,391
5.25%, 02/15/29	350	453,195

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.00%, 02/15/26	$650	$813,922
6.13%, 08/15/29(b)	119	165,371
6.38%, 08/15/27	250	333,359
6.50%, 11/15/26	300	393,797
6.88%, 08/15/25	300	384,398
7.25%, 08/15/22	400	459,063
7.63%, 11/15/22	600	703,313

		73,102,765

Total U.S. Government & Agency Obligations — 57.7% (Cost: $73,333,732)		75,205,545

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(f)(g)(h)	1,979	1,978,730

Total Short-Term Investments — 1.5% (Cost: $1,978,730)		1,978,730

Total Investments in Securities — 100.5% (Cost: $127,308,803)		131,015,220

Other Assets, Less Liabilities — (0.5)%		(627,629)

Net Assets — 100.0%		$130,387,591

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Zero-coupon bond.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161	818	1,979	$1,978,730	$64,694	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Government/Credit Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$48,723,124	$—	$48,723,124
Foreign Government Obligations	—	3,994,758	—	3,994,758
Municipal Debt Obligations	—	1,113,063	—	1,113,063
U.S. Government & Agency Obligations	—	75,205,545	—	75,205,545
Money Market Funds	1,978,730	—	—	1,978,730

	$1,978,730	$129,036,490	$—	$131,015,220

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

RB	Revenue Bond